UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

4 Orinda Way, Suite 200-D

Orinda, CA 94563

(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 96.7%
Consumer Discretionary: 14.0%
6,500	Amazon.com, Inc.*	$3,327,285
36,700	Comcast Corp. - Class A	2,100,708
56,500	Dollar General Corp.	4,092,860
133,100	General Motors Co.	3,995,662
148,271	Global Eagle Entertainment, Inc.*	1,702,151
74,500	HSN, Inc.	4,264,380
240,800	Interpublic Group of Cos., Inc. (The)	4,606,504
47,800	Lear Corp.	5,199,684
129,000	Liberty Interactive Corp. QVC Group - Class A*	3,383,670
2,700	Priceline Group, Inc. (The)*	3,339,522
22,219	PVH Corp.	2,265,005
66,700	Shutterfly, Inc.*	2,384,525
95,500	Twenty-First Century Fox, Inc. - Class B	2,585,185
70,000	Urban Outfitters, Inc.*	2,056,600

		45,303,741

Consumer Staples: 3.7%
17,620	Costco Wholesale Corp.	2,547,324
20,495	Diageo Plc - ADR	2,209,156
100,000	Fresh Market, Inc. (The)*	2,259,000
38,500	Henkel AG & Co. KGaA	3,392,343
42,332	Sysco Corp.	1,649,678

		12,057,501

Energy: 7.3%
27,705	Baker Hughes, Inc.	1,441,768
27,592	Cameron International Corp.*	1,691,941
220,000	Chesapeake Energy Corp.	1,612,600
69,500	Devon Energy Corp.	2,577,755
257,857	Frank’s International N.V.	3,952,948
58,300	Newfield Exploration Co.*	1,918,070
77,200	Noble Energy, Inc.	2,329,896
59,880	Schlumberger Ltd.	4,129,924
632,400	Ultra Petroleum Corp.*	4,041,036

		23,695,938

Financials: 21.6%
21,200	ACE Ltd.	2,192,080
112,065	American Express Co.	8,307,379
56,500	American International Group, Inc.	3,210,330
222,000	Bank of America Corp.	3,458,760
186,315	Bank of New York Mellon Corp. (The)	7,294,232
43	Berkshire Hathaway, Inc. - Class A*	8,395,320
33,500	Berkshire Hathaway, Inc. - Class B*	4,368,400
1,390	Blackstone Group L.P. (The)*	43,090
70,110	Blackstone Group L.P. (The)	2,220,384
36,633	BOK Financial Corp.	2,370,521
40,000	Capital One Financial Corp.	2,900,800
68,000	Citigroup, Inc.	3,373,480
9,500	Fairfax Financial Holdings Ltd.	4,328,010
127,570	JPMorgan Chase & Co.	7,777,943
8,270	Markel Corp.*	6,631,382

Shares		Value
Financials (continued)
71,200	PacWest Bancorp	$3,048,072

		69,920,183

Health Care: 6.1%
23,100	Alexion Pharmaceuticals, Inc.*	3,612,609
20,900	athenahealth, Inc.*	2,787,015
75,600	Health Net, Inc.*	4,552,632
19,201	Johnson & Johnson	1,792,414
8,900	Regeneron Pharmaceuticals, Inc.*	4,139,746
23,430	UnitedHealth Group, Inc.	2,718,114

		19,602,530

Industrials: 9.3%
51,500	Adecco S.A.*	3,754,797
46,016	American Science & Engineering, Inc.	1,636,329
62,214	Emerson Electric Co.	2,747,992
82,900	Flowserve Corp.	3,410,506
125,000	General Electric Co.	3,152,500
44,500	Honeywell International, Inc.	4,213,705
66,500	PACCAR, Inc.	3,469,305
21,931	United Parcel Service, Inc. - Class B	2,164,370
40,400	United Technologies Corp.	3,595,196
55,595	Xylem, Inc.	1,826,296

		29,970,996

Information Technology: 30.1%
49,000	Accenture Plc - Class A	4,814,740
24,250	Akamai Technologies, Inc.*	1,674,705
58,400	Alibaba Group Holding Ltd. - ADR*	3,443,848
15,075	Alphabet, Inc. - Class A*	9,623,428
9,792	Alphabet, Inc. - Class C*	5,957,649
71,000	Arrow Electronics, Inc.*	3,924,880
23,400	Baidu, Inc. - ADR*	3,215,394
61,800	Facebook, Inc. - Class A*	5,555,820
104,000	HomeAway, Inc.*	2,760,160
104,000	Intel Corp.	3,134,560
152,800	Itron, Inc.*	4,875,848
17,400	LinkedIn Corp. - Class A*	3,308,262
38,000	MasterCard, Inc. - Class A	3,424,560
29,899	MKS Instruments, Inc.	1,002,513
205,300	Oracle Corp.	7,415,436
245,500	Polycom, Inc.*	2,572,840
70,600	salesforce.com, Inc.*	4,901,758
157,000	TE Connectivity Ltd.	9,402,730
81,520	Teradata Corp.*	2,360,819
163,750	Visa, Inc. - Class A	11,406,825
38,300	Workday, Inc. - Class A*	2,637,338

		97,414,113

Materials: 2.7%
80,508	HB Fuller Co.	2,732,441
25,800	Monsanto Co.	2,201,772
117,500	Potash Corp. of Saskatchewan, Inc.	2,414,625
28,000	Royal Gold, Inc.	1,315,440

		8,664,278

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities: 1.9%
135,000	Calpine Corp.*	$1,971,000
83,815	National Fuel Gas Co.	4,189,074

		6,160,074

TOTAL COMMON STOCKS (Cost $258,640,824)		312,789,354

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.2%
REPURCHASE AGREEMENTS: 4.2%
$13,687,000	FICC, 0.000%, 9/30/15, due 10/01/2015 [collateral: par value $13,765,000, Federal Home Loan Bank, 2.000%, due 03/28/2022; U.S. Treasury Bond, 3.375%, due 05/15/2044 value $13,981,448.] (proceeds $13,687,000)	$13,687,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,687,000)		13,687,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $272,327,824): 100.9%		326,476,354

Liabilities in Excess of Other Assets: (0.9)%		(2,840,909)

NET ASSETS: 100.0%		$323,635,445

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$272,327,824

Gross unrealized appreciation	73,558,664
Gross unrealized depreciation	(19,410,134)

Net unrealized appreciation	$54,148,530

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 88.5%
Australia: 3.9%
960,642	Ansell Ltd.	$12,749,458
9,601,423	Incitec Pivot Ltd.	26,360,964
2,918,400	Treasury Wine Estates Ltd.	13,489,648

		52,600,070

Belgium: 1.2%
146,020	Anheuser-Busch InBev N.V.	15,492,725

Brazil: 0.9%
3,318,962	Estacio Participacoes S.A.	11,820,501

Canada: 3.7%
468,300	National Bank of Canada	14,892,748
198,156	Valeant Pharmaceuticals International, Inc.*	35,347,067

		50,239,815

Denmark: 4.3%
244,284	Carlsberg A/S - Class B	18,781,009
340,382	DSV A/S	12,726,357
484,542	Novo Nordisk A/S - Class B	26,054,371

		57,561,737

Finland: 3.2%
896,634	Sampo Oyj - Class A	43,438,533

France: 14.1%
612,734	AXA S.A.	14,859,463
376,600	BNP Paribas S.A.	22,152,554
233,367	Danone S.A.	14,743,208
216,260	Essilor International S.A.	26,387,298
987,380	Numericable - SFR*	45,682,905
167,119	Schneider Electric SE	9,361,789
272,046	Valeo S.A.	36,801,084
811,065	Vivendi S.A.	19,181,300

		189,169,601

Germany: 7.0%
185,300	Allianz SE	29,011,875
380,900	Daimler AG	27,581,417
127,233	Linde AG	20,587,651
258,425	SAP SE	16,701,211

		93,882,154

Ireland: 2.3%
115,239	Allergan Plc*	31,323,113

Japan: 8.6%
3,380,000	Daiwa Securities Group, Inc.	21,936,259
938,100	Don Quijote Holdings Co. Ltd.	35,546,248
117,900	FANUC Corp.	18,202,343
896,900	Honda Motor Co. Ltd.	26,782,342
272,600	SoftBank Corp.	12,560,236

		115,027,428

Netherlands: 1.9%
3,811,800	CNH Industrial N.V.	24,855,725

Philippines: 0.9%
35,207,400	Alliance Global Group, Inc.	11,558,462

South Korea: 2.0%
28,130	Samsung Electronics Co. Ltd.	27,052,527

Shares		Value
Spain: 5.9%
417,729	Aena S.A.*(a)	$46,079,886
1,906,151	Banco Bilbao Vizcaya Argentaria S.A.	16,150,049
681,061	Ferrovial S.A.	16,242,251

		78,472,186

Switzerland: 8.4%
414,442	Cie Financiere Richemont S.A.	32,200,666
1,898,456	Credit Suisse Group AG*	45,548,623
75,000	Kuehne & Nagel International AG	9,625,987
95,501	Roche Holding AG	25,177,612

		112,552,888

United Kingdom: 18.7%
678,572	Burberry Group Plc	14,070,407
343,230	Delphi Automotive Plc	26,099,209
1,725,928	Diageo Plc	46,404,126
2,489,344	Informa Plc	21,172,412
762,589	Liberty Global Plc - Series C*	31,281,401
34,427,145	Lloyds Banking Group Plc	39,211,026
1,804,444	Rolls-Royce Holdings Plc*	18,512,232
1,261,090	Standard Chartered Plc	12,249,253
2,524,282	Telecity Group Plc	41,552,805

		250,552,871

United States: 1.5%
518,431	Las Vegas Sands Corp.	19,684,825

TOTAL COMMON STOCKS (Cost $1,129,748,965)		1,185,285,161

Principal Amount		Value
SHORT-TERM INVESTMENTS: 9.6%
REPURCHASE AGREEMENTS: 9.6%
$129,266,000	FICC, 0.000%, 9/30/15, due 10/01/2015 [collateral: par value $128,820,000, Federal Home Loan Bank, 2.000%, due 03/28/2022; U.S. Treasury Note, 2.000%, due 10/31/2021 value $131,874,441.] (proceeds $129,266,000)	$129,266,000

TOTAL SHORT-TERM INVESTMENTS (Cost $129,266,000)		129,266,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,259,014,965): 98.1%		1,314,551,161

Other Assets in Excess of Liabilities: 1.9%		24,817,725

NET ASSETS: 100.0%		$1,339,368,886

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian dollar

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

CHF	Swiss franc
EUR	Euro
GBP	British pound
USD	U.S. dollar

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$1,259,014,965

Gross unrealized appreciation	155,996,635
Gross unrealized depreciation	(100,460,439)

Net unrealized appreciation	$55,536,196

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

						Asset	Liability
			U.S. $ Value at		U.S. $ Value at	Derivatives	Derivatives
	Settlement	Fund	September 30,	Fund	September 30,	Unrealized	Unrealized
Counterparty	Date	Receiving	2015	Delivering	2015	Appreciation	Depreciation
State Street Bank and Trust	10/26/2015	GBP	$9,260,347	USD	$9,522,599	$—	$(262,252)
	10/26/2015	USD	39,253,527	GBP	37,966,409	1,287,118	—
	10/26/2015	USD	19,247,539	GBP	18,983,582	263,957	—
	10/30/2015	USD	80,372,624	EUR	81,146,700	—	(774,076)
	3/16/2016	AUD	1,322,583	USD	1,350,925	—	(28,342)
	3/16/2016	AUD	1,440,919	USD	1,509,651	—	(68,732)
	3/16/2016	USD	7,171,629	AUD	6,587,158	584,471	—
	3/16/2016	USD	16,215,066	CHF	16,088,944	126,122	—

			$174,284,234		$173,155,968	$2,261,668	$(1,133,402)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Consumer Discretionary: 20.6%
22,700	Aaron’s, Inc.	$819,697
156,400	Apollo Education Group, Inc.*	1,729,784
76,600	Belmond Ltd. - Class A*	774,426
31,700	Best Buy Co., Inc.	1,176,704
192,890	Carrols Restaurant Group, Inc.*	2,295,391
40,139	Cherokee, Inc.	622,957
340,014	Cumulus Media, Inc. - Class A*	239,302
39,200	Dana Holding Corp.	622,496
44,210	DeVry Education Group, Inc.	1,202,954
32,500	MDC Partners, Inc. - Class A	598,975

		10,082,686

Energy: 14.0%
167,025	Approach Resources, Inc.*	312,337
19,500	Cimarex Energy Co.	1,998,360
14,910	Helmerich & Payne, Inc.	704,646
42,700	Noble Energy, Inc.	1,288,686
55,400	Patterson-UTI Energy, Inc.	727,956
22,500	Range Resources Corp.	722,700
68,560	Rowan Cos. Plc - Class A	1,107,244

		6,861,929

Financials: 11.8%
43,000	AllianceBernstein Holding L.P.	1,143,800
61,000	CNO Financial Group, Inc.	1,147,410
57,500	Dundee Corp. - Class A*	371,795
111,600	Forestar Group, Inc.*	1,467,540
80,000	Leucadia National Corp.	1,620,800

		5,751,345

Health Care: 2.4%
20,903	Greatbatch, Inc.*	1,179,347

Industrials: 8.7%
17,250	AGCO Corp.	804,368
29,000	Delta Air Lines, Inc.	1,301,230
150,000	Heritage-Crystal Clean, Inc.*	1,540,500
26,600	Taser International, Inc.*	585,865

		4,231,963

Information Technology: 29.2%
60,300	ARRIS Group, Inc.*	1,565,991
12,900	Arrow Electronics, Inc.*	713,112
27,800	Avnet, Inc.	1,186,504
99,000	Brocade Communications Systems, Inc.	1,027,620
54,300	Corning, Inc.	929,616
27,090	InterDigital, Inc.	1,370,754
58,500	Knowles Corp.*	1,078,155
32,000	Microsemi Corp.*	1,050,240
114,400	Ruckus Wireless, Inc.*	1,359,072
38,000	ViaSat, Inc.*	2,443,020
420,000	Westell Technologies, Inc. - Class A*	478,800
13,850	Western Digital Corp.	1,100,244

		14,303,128

Shares		Value
Materials: 5.7%
115,000	American Vanguard Corp.	$1,329,400
23,800	FMC Corp.	807,058
52,000	Goldcorp, Inc.	651,040

		2,787,498

Telecommunication Services: 2.4%
19,100	Millicom International Cellular S.A.	1,194,896

TOTAL COMMON STOCKS (Cost $47,548,267)		46,392,792

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.0%
REPURCHASE AGREEMENTS: 4.0%
$1,977,000	FICC, 0.000%, 9/30/15, due 10/01/2015 [collateral: par value $1,960,000, Federal Home Loan Bank, 2.000%, due 03/28/2022; U.S. Treasury Bond, 3.375%, due 05/15/2044 value $2,023,214.] (proceeds $1,977,000)	$1,977,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,000)		1,977,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $49,525,267): 98.8%		48,369,792

Other Assets in Excess of Liabilities: 1.2%		596,144

NET ASSETS: 100.0%		$48,965,936

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$49,525,267

Gross unrealized appreciation	8,120,647
Gross unrealized depreciation	(9,276,122)

Net unrealized depreciation	$(1,155,475)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 32.7%
Consumer Discretionary: 3.8%
15,569	Advance Auto Parts, Inc.(a)	$2,950,793
62,039	Altice N.V. - Class B*	1,382,535
39,456	Cablevision Systems Corp. - Class A	1,281,136
23,252	Comcast Corp. - Class A	1,322,574
30,015	DISH Network Corp. - Class A*(a)	1,751,075
53,810	Dollar Tree, Inc.*(a)	3,586,975
804,200	Genting Malaysia Bhd	759,240
11,626	Home Depot, Inc. (The)(a)	1,342,687
89,700	Interpublic Group of Cos., Inc. (The)	1,715,961
70,065	Journal Media Group, Inc.	525,487
91,368	Liberty Global Plc - Series C*(a)	3,747,915
31,429	Macy’s, Inc.	1,612,936
34,019	Martha Stewart Living Omnimedia, Inc. - Class A*	202,753
143,521	Media General, Inc.*	2,007,859
64,583	MGM Resorts International*	1,191,556
46,546	Naspers Ltd. - Class N	5,827,839
11,863	NIKE, Inc. - Class B(a)	1,458,793
100,789	Office Depot, Inc.*	647,065
139,600	Regis Corp.*	1,828,760
38,241	Starbucks Corp.(a)	2,173,618
34,402	Time Warner Cable, Inc.	6,170,687
16,398	Visteon Corp.*	1,660,134
160,390	WPP Plc	3,328,338

		48,476,716

Consumer Staples: 1.6%
35,719	Anheuser-Busch InBev N.V. - ADR(a)	3,797,644
300	Boston Beer Co., Inc. (The) - Class A*	63,183
30,733	Carlsberg A/S - Class B	2,356,490
35,082	Coca-Cola Co. (The)	1,407,490
20,146	CVS Health Corp.	1,943,686
9,630	Henkel AG & Co. KGaA	848,526
31,416	Mondelez International, Inc. - Class A	1,315,388
31,412	Nomad Foods Ltd.*	494,739
140,100	Orkla ASA	1,036,427
14,673	PepsiCo, Inc.(a)	1,383,664
19,449	Procter & Gamble Co. (The)	1,399,161
404,307	Safeway, Inc.(b)	9,420
404,307	Safeway, Inc.(b)	150,928
40,900	Unilever N.V.	1,638,471
26,404	Walgreens Boots Alliance, Inc.	2,194,173

		20,039,390

Energy: 2.1%
68,820	Cameron International Corp.*	4,220,042
23,890	Canadian Natural Resources Ltd.	464,661
83,042	Cloud Peak Energy, Inc.*	218,400
54,937	CNX Coal Resources L.P.*	618,041
71,373	CONSOL Energy, Inc.	699,455
106,726	Energy Transfer Equity L.P.(a)	2,220,968
17,930	Exterran Holdings, Inc.	322,740
148,200	Gazprom PAO - ADR	601,692

Shares		Value
Energy (continued)
19,929	Halliburton Co.	$704,490
98,500	Hornbeck Offshore Services, Inc.*	1,332,705
15,600	Lukoil PJSC - ADR	531,296
52,035	Marathon Petroleum Corp.(a)	2,410,782
20,527	MarkWest Energy Partners L.P.	880,814
27,900	Occidental Petroleum Corp.(a)	1,845,585
45,506	Peabody Energy Corp.	62,798
63,200	Rosneft OAO - GDR	233,208
433,800	Surgutneftegas OAO - (Preference Shares)	259,020
172,395	Williams Cos., Inc. (The)(a)	6,352,756
99,975	Williams Partners L.P.	3,191,202
58,588	Yancoal Australia Ltd.*	4,729

		27,175,384

Financials: 7.1%
1,819	Alleghany Corp.*	851,492
8,600	American Express Co.	637,518
110,480	American International Group, Inc.(a)	6,277,474
91,880	Aon Plc(a)	8,141,487
242,570	Bank of America Corp.	3,779,241
101,445	Chubb Corp. (The)(a)	12,442,229
67,300	CIT Group, Inc.	2,694,019
134,100	Citigroup, Inc.	6,652,701
254,000	Countrywide Plc	1,927,157
96,768	Forest City Enterprises, Inc. - Class A*	1,947,940
32,800	Groupe Bruxelles Lambert S.A.	2,467,971
80,786	HCC Insurance Holdings, Inc.	6,258,491
77,214	InfraREIT, Inc.*	1,828,428
16,460	Legg Mason, Inc.	684,901
114,950	Leucadia National Corp.	2,328,887
65,050	LPL Financial Holdings, Inc.	2,587,038
13,248	McGraw Hill Financial, Inc.(a)	1,145,952
207,183	Mitsubishi UFJ Financial Group, Inc.	1,238,999
12,838	Moody’s Corp.(a)	1,260,692
110,930	Partnerre Ltd.(a)	15,405,958
238,900	Sberbank of Russia - (Preference Shares)	211,211
58,600	Sberbank of Russia - ADR	288,312
36,502	Seritage Growth Properties*	1,359,699
160,846	Symetra Financial Corp.	5,089,167
208,600	Walter Investment Management Corp.*	3,389,750

		90,896,714

Health Care: 4.1%
8,878	Amgen, Inc.	1,228,005
4,644	Biogen, Inc.*(a)	1,355,166
22,476	Bristol-Myers Squibb Co.(a)	1,330,579
128,653	Brookdale Senior Living, Inc.*(a)	2,953,873
10,857	Celgene Corp.*	1,174,402
19,394	Cigna Corp.(a)	2,618,578
18,450	Express Scripts Holding Co.*	1,493,712
12,975	Gilead Sciences, Inc.*(a)	1,274,015
210,004	H. Lundbeck A/S(b)	11,361
12,895	Health Net, Inc.*	776,537
15,023	Humana, Inc.(a)	2,689,117
6,965	Illumina, Inc.*(a)	1,224,586

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
83,085	IPC Healthcare, Inc.*(a)	$6,454,874
14,306	Johnson & Johnson(a)	1,335,465
82,679	KYTHERA Biopharmaceuticals, Inc.*	6,199,271
215,923	Merge Healthcare, Inc.*	1,533,053
64,237	Mylan N.V.*	2,586,182
8,598	Perrigo Co. Plc	1,352,208
40,718	Pfizer, Inc.	1,278,952
3,689	STERIS Corp.	239,674
11,381	Synergy Health Plc*	373,267
22,500	Thermo Fisher Scientific, Inc.(a)	2,751,300
119,047	Thoratec Corp.*	7,530,913
245,666	Trius Therapeudics, Inc.*(b)	21,545
18,574	UnitedHealth Group, Inc.(a)	2,154,770

		51,941,405

Industrials: 3.9%
49,180	Adept Technology, Inc.*	637,373
360,364	Ansaldo STS SpA	3,813,218
28,583	B/E Aerospace, Inc.(a)	1,254,794
1,171	Boeing Co. (The)	153,342
15,146	BWX Technologies, Inc.	399,249
13,422	Con-way, Inc.	636,874
93,690	Delta Air Lines, Inc.(a)	4,203,870
36,560	Esterline Technologies Corp.*	2,628,298
147,390	General Electric Co.	3,717,176
134,505	HC2 Holdings, Inc.*	942,880
5,040	Jardine Matheson Holdings Ltd.	234,763
11,410	Jardine Matheson Holdings Ltd.	539,123
300	Jardine Strategic Holdings Ltd.	7,992
18,400	Jardine Strategic Holdings Ltd.	493,856
35,130	Joy Global, Inc.	524,491
24,422	KLX, Inc.*	872,842
468,650	Meggitt Plc	3,373,010
37,303	Precision Castparts Corp.	8,568,872
36,500	Rush Enterprises, Inc. - Class A*	883,300
28,271	SolarCity Corp.*(a)	1,207,454
17,500	Sound Holding FP Luxemburg*(b)	1,030,283
44,825	SPX Corp.	534,314
29,460	SPX FLOW, Inc.*	1,014,308
629,628	TNT Express N.V.	4,791,626
72,410	United Technologies Corp.	6,443,766
12,200	XPO Logistics, Inc.*	290,726

		49,197,800

Information Technology: 6.5%
1,113	Alibaba Group Holding Ltd. - ADR*	65,634
10,632	Alphabet, Inc. - Class A*	6,787,150
1,896	Alphabet, Inc. - Class C*	1,153,564
51,220	Analog Devices, Inc.	2,889,320
16,525	Apple, Inc.(a)	1,822,708
19,830	ARRIS Group, Inc.*	514,985
79,300	Atmel Corp.	639,951
3,717	Avago Technologies Ltd.	464,662
18,970	Baidu, Inc. - ADR*	2,606,668
72,032	Broadcom Corp. - Class A	3,704,606

Shares		Value
Information Technology (continued)
199,620	Cisco Systems, Inc.(a)	$5,240,025
342,794	Dot Hill Systems Corp.*	3,335,386
97,171	EMC Corp.	2,347,651
43,431	Facebook, Inc. - Class A*(a)	3,904,447
30,050	Harris Corp.(a)	2,198,157
85,104	Hewlett-Packard Co.	2,179,513
7,512	LinkedIn Corp. - Class A*(a)	1,428,257
264,076	Microsoft Corp.(a)	11,688,004
17,064	NCR Corp.*	388,206
284,520	Oracle Corp.(a)	10,276,862
37,800	QUALCOMM, Inc.	2,030,994
21,004	Solera Holdings, Inc.	1,134,216
84,680	TE Connectivity Ltd.	5,071,485
241,190	Tencent Holdings Ltd.	4,030,103
41,519	Visa, Inc. - Class A(a)	2,892,214
8,394	VMware, Inc. - Class A*	661,363
105,458	Yahoo!, Inc.*(a)	3,048,791

		82,504,922

Materials: 2.9%
572,760	Alcoa, Inc.	5,532,862
828,598	Alent Plc	6,086,389
28,060	Axalta Coating Systems Ltd.*	711,040
159,792	CF Industries Holdings, Inc.(a)	7,174,661
108,332	Cytec Industries, Inc.	8,000,318
60,700	MMC Norilsk Nickel PJSC ADR	870,771
118,250	Owens-Illinois, Inc.*	2,450,140
44,490	Sigma-Aldrich Corp.	6,180,551

		37,006,732

Telecommunication Services: 0.3%
356,485	Frontier Communications Corp.	1,693,304
47,179	Leap Wireless International, Inc.*(b)	174,562
170,303	NII Holdings, Inc.*	1,108,673
12,777	Vodafone Group Plc - ADR	405,542

		3,382,081

Utilities: 0.4%
39,369	Dynegy, Inc.*	813,757
44,599	Sempra Energy	4,313,615

		5,127,372

TOTAL COMMON STOCKS (Cost $428,807,579)		415,748,516

RIGHTS/WARRANTS: 0.6%
721,522	Alinma Bank (Expiration date: 04/16/18)*	3,239,770
294,450	HSBC Bank Plc (Expiration date: 11/20/17)*	4,235,702

TOTAL RIGHTS/WARRANTS (Cost $9,425,775)		7,475,472

PREFERRED STOCKS: 0.6%
Consumer Staples: 0.1%
	Tyson Foods, Inc.
30,947	4.750%	1,586,343

Financials: 0.1%
	Ally Financial, Inc.
1,268	7.000%(c)	1,278,342

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
PREFERRED STOCKS (CONTINUED)
Industrials: 0.1%
	Element Communication Aviation
170	0.00%	$1,700,000

Materials: 0.2%
	Alcoa, Inc.
73,551	5.375%	2,456,603

Utilities: 0.1%
	Dominion Resources, Inc.
9,207	6.375%	456,759
	Dominion Resources, Inc.
1,244	6.125%	68,806
	Dominion Resources, Inc.
1,118	6.000%	62,586

		588,151

TOTAL PREFERRED STOCKS (Cost $8,286,031)		7,609,439

EXCHANGE-TRADED FUNDS: 0.0%
6,087	Consumer Staples Select Sector SPDR Fund	287,246
1,135	SPDR S&P 500 ETF Trust	217,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $501,853)		504,746

Principal Amount^		Value
ASSET-BACKED SECURITIES: 3.5%
	AIM Aviation Finance Ltd.
863,458	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	$869,200
	American Homes 4 Rent
300,000	Series 2014-SFR1-E 2.750%, 06/17/2031(c)(e)	289,134
100,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	104,982
645,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	649,455
	American Homes 4 Rent Trust
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	636,926
	AmeriCredit Automobile Receivables Trust
252,000	Series 2013-4-D 3.310%, 10/08/2019	258,560
	APIDOS CLO XIX
1,000,000	Series 2014-19A-D 4.039%, 10/17/2026(c)(e)	952,942
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 4.587%, 01/15/2026(c)(e)	999,241
1,000,000	Series 2014-3A-E2 6.789%, 01/15/2026(c)(e)	952,923
	CAM Mortgage LLC
1,025,499	Series 2015-1-A 3.375%, 07/15/2064(c)(d)	1,027,822
	Chase Issuance Trust
775,000	Series 2015-A2-A 1. 590%, 02/18/2020	782,316
	Colony American Homes
610,000	Series 2014-1A-C 2.100%, 05/17/2031(c)(e)	598,001
675,000	Series 2014-2A-E 3.407%, 07/17/2031(c)(e)	658,075
255,000	Series 2015-1A-D 2.357%, 07/17/2032(c)(e)	246,660

Principal Amount^		Value
	Cronos Containers Program I Ltd.
$ 553,519	Series 2014-2A-A 3.270%, 11/18/2029(c)	$563,668
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(d)	615,412
	Flagship Credit Auto Trust
500,000	Series 2015-2-D 5.980%, 08/15/2022(c)	506,933
	Ford Credit Auto Owner Trust
510,000	Series 2015-A-A3 1.280%, 09/15/2019	511,666
	GE Account Receivable Funding LLC
1,497,462	6.989%, 08/24/2017	1,497,462
	Global Container Assets 2014 Holdings Ltd.
737,381	Series 2014-1-C 6.000%, 01/05/2030(c)	737,381
271,429	Series 2014-1-D 7.500%, 01/05/2030(c)	271,429
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(c)	677,166
	Global Container Assets Ltd.
274,080	Series 2015-1A-B 4.500%, 02/05/2030(c)	277,475
	GSAA Home Equity Trust
870,861	Series 2006-10-AF5 6.448%, 06/25/2036(d)	479,519
	Honda Auto Receivables Owner Trust
730,000	Series 2015-3-A3 1.270%, 04/18/2019	732,589
	Invitation Homes Trust
530,000	Series 2014-SFR1-B 1.707%, 06/17/2031(c)(e)	519,160
180,000	Series 2015-SFR1-E 4.407%, 03/17/2032(c)(e)	180,797
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 5.048%, 11/25/2036(d)	957,621
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(d)	1,800,426
1,947,492	Series 2006-8-3A3 5.164%, 06/25/2036(d)	1,757,174
	Long Beach Mortgage Loan Trust
232,124	Series 2005-WL2-M1 0.899%, 08/25/2035(e)	230,407
	Madison Park Funding XIV Ltd.
500,000	Series 2014-14A-D 3.887%, 07/20/2026(c)(e)	478,853
	Muse Residences
594,573	10.750%, 08/05/2018(b)	594,573
	Oak Hill Advisors Residential Loan Trust
482,232	Series 2015-NPL2-A1 3.721%, 07/25/2055(c)(d)	481,437
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 3.925%, 11/14/2026(c)(e)	934,557
1,000,000	Series 2014-1A-D 6.875%, 11/14/2026(c)(e)	939,056

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners XXII Ltd.
$ 500,000	Series 2014-1A-D2 4.875%, 11/22/2025(c)(e)	$498,556
500,000	Series 2014-1A-E2 7.045%, 11/22/2025(c)(e)	496,451
	OneMain Financial Issuance Trust
490,000	Series 2014-1A-A 2.430%, 06/18/2024(c)	490,179
255,000	Series 2014-2A-A 2.470%, 09/18/2024(c)	255,299
265,000	Series 2014-2A-B 3.020%, 09/18/2024(c)	265,943
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(c)	1,113,034
450,000	Series 2015-1A-A 3.190%, 03/18/2026(c)	454,535
675,000	Series 2015-3A-B 4.160%, 11/20/2028	674,856
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 1.319%, 03/25/2035(e)	6,814,352
	Residential Asset Mortgage Products, Inc.
111,769	Series 2006-RS5-A3 0.364%, 09/25/2036(e)	110,075
	Residential Asset Securities Corp. Trust
232,253	Series 2006-EMX2-A2 0.394%, 02/25/2036(e)	230,369
1,600,619	Series 2006-EMX6-A3 0.344%, 07/25/2036(e)	1,426,758
129,487	Series 2007-KS4-A2 0.374%, 05/25/2037(e)	129,517
	Rise Ltd.
450,521	Series 2014-1-A 4.750%, 02/15/2039(f)	451,647
	Sierra Timeshare Receivables Funding LLC
30,901	Series 2012-1A-A 2.840%, 11/20/2028(c)	31,127
134,260	Series 2013-1A-A 1.590%, 11/20/2029(c)	133,351
335,317	Series 2013-3A-A 2.200%, 10/20/2030(c)	337,068
	SoFi Professional Loan Program LLC
85,075	Series 2014-B-A1 1.444%, 08/25/2032(c)(e)	84,560
	Springleaf Funding Trust
305,000	Series 2014-AA-A 2.410%, 12/15/2022(c)	305,249
	TAL Advantage V LLC
408,333	Series 2013-2A-A 3.550%, 11/20/2038(c)	409,909
	Terwin Mortgage Trust
1,990,049	Series 2006-3-2A2 0.404%, 04/25/2037(c)(e)	1,672,244
	Toyota Auto Receivables Owner Trust
695,000	Series 2015-C-A3 1.340%, 06/17/2019	698,111

Principal Amount^		Value
	US Residential Opportunity Fund Trust
$ 603,414	Series 2015-1III-A 3.721%, 01/27/2035(c)	$604,001
425,175	Series 2015-1IV-A 3.721%, 02/27/2035(c)	425,596
	VOLT XXII LLC
541,972	Series 2015-NPL4-A1 3.500%, 02/25/2055(c)(d)	542,146
	VOLT XXX LLC
367,763	Series 2015-NPL1-A1 3.625%, 10/25/2057(c)(d)	368,156
	VOLT XXXI LLC
287,435	Series 2015-NPL2-A1 3.375%, 02/25/2055(c)(d)	287,171

TOTAL ASSET-BACKED SECURITIES (Cost $43,138,235)		44,081,258

BANK LOANS: 2.5%
	ABC Supply Co., Inc.
557,884	3.500%, 04/16/2020	554,629
	Amneal Pharmaceuticals LLC
288,278	5.000%, 11/01/2019	288,549
	Aptean, Inc.
453,100	5.250%, 02/26/2020	446,303
	AWAS Aviation Capital Ltd.
146,993	3.500%, 07/16/2018	146,672
	Axalta Coating Systems US Holdings, Inc.
226,961	3.750%, 02/01/2020	225,380
	Bauer Performance Sports Ltd.
105,283	4.500%, 04/15/2021	105,415
	Beacon Roofing Supply, Inc.
125,000	1.000%, 10/01/2022(g)	124,947
	Bennu Oil & Gas LLC
2,152,666	9.750%, 11/01/2018(b)	988,881
	Berry Plastics HoldingCorp.
705,000	1.000%, 10/01/2022(g)	704,612
	Brickman Group Ltd. LLC
147,380	5.250%, 12/18/2020	145,436
	Calpine Construction Finance Company, L.P.
219,938	3.000%, 05/03/2020	214,989
	Calpine Corp.
428,925	3.500%, 05/27/2022	422,849
	Communications Sales & Leasing, Inc.
538,650	5.000%, 10/24/2022	507,678
	Continental Building Products LLC
448,553	4.000%, 08/28/2020	447,293
	Crosby US Acquisition Corp.
294,750	3.750%, 11/23/2020	257,906
	Dell International LLC
249,375	4.000%, 04/29/2020	248,415
	Doncasters Finance US LLC
96,565	4.500%, 04/09/2020	96,424
	Emerald Performance Materials LLC
77,220	4.500%, 08/01/2021	76,955
	Endo Luxembourg Finance Co. I S.a r.l.
384,587	3.750%, 09/26/2022	384,047
	Energy Transfer Equity, L.P.
242,848	4.000%, 12/02/2019	239,458
207,045	3.250%, 12/02/2019	200,427
	Entegris, Inc.
137,640	3.500%, 04/30/2021	136,693

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	FPC Holdings, Inc.
$ 101,902	5.250%, 11/19/2019	$98,718
	Gates Global, Inc.
283,140	4.250%, 07/05/2021	269,033
	Generac Power Systems, Inc.
1,917,890	3.500%, 05/31/2020	1,855,559
	General Nutrition Centers, Inc.
582,107	3.250%, 03/04/2019	578,469
	Grosvenor Capital Management Holdings, LLP
160,092	3.750%, 01/04/2021	158,691
	Harbourvest Partners LLC
80,896	3.250%, 02/04/2021	80,693
	HD Supply, Inc.
495,000	3.750%, 08/13/2021	493,639
	Hillman Group, Inc. (The)
55,705	4.500%, 06/30/2021	55,600
	Hub International Ltd.
517,125	4.250%, 10/02/2020	506,459
	Hyperion Insurance Group Ltd.
278,600	5.500%, 04/29/2022	279,296
	IBC Capital Ltd.
418,796	4.750%, 09/09/2021	402,044
	IMS Health, Inc.
152,675	3.500%, 03/17/2021	152,245
	Infor (US), Inc.
420,258	3.750%, 06/03/2020	407,564
	Integra Telecom, Inc.
676,600	5.250%, 08/14/2020	674,276
	IQOR US, Inc.
578,836	6.000%, 04/01/2021	474,646
	Jaguar Holding Co. II
847,875	4.250%, 08/18/2022	839,795
	La Quinta Intermediate Holdings LLC
599,127	3.750%, 04/14/2021	595,631
	Level 3 Financing, Inc.
367,940	3.500%, 05/31/2022	365,640
	Libbey Glass, Inc.
69,602	3.750%, 04/09/2021	69,515
	LTS Buyer LLC
295,416	4.000%, 04/13/2020	290,738
	MA Finance Co. LLC
555,582	5.250%, 11/19/2021	556,105
	Mallinckrodt International Finance S.A.
502,350	3.250%, 03/19/2021	494,292
	Milacron LLC
102,342	4.500%, 09/28/2020	102,342
	Mirror Bidco Corp.
75,005	4.250%, 12/28/2019	74,974
	NXP B.V.
196,000	3.250%, 01/11/2020	195,730
	Onsite US Finco LLC
991,003	5.500%, 07/30/2021	936,498
	Ortho-Clinical Diagnostics, Inc.
246,875	4.750%, 06/30/2021	243,069
	OSG Bulk Ships, Inc.
91,217	5.250%, 08/05/2019	90,419
	PetSmart, Inc.
622,278	4.250%, 03/11/2022	621,917
	Pinnacle Operating Corp.
121,266	4.750%, 11/15/2018	120,508
	Ply Gem Industries, Inc.
269,188	4.000%, 02/01/2021	267,304
	Power Buyer LLC
553,891	4.250%, 05/06/2020	549,045

Principal Amount^		Value
	Presidio, Inc.
$ 1,241,263	5.250%, 02/02/2022	$1,240,871
	Quikrete Holdings, Inc.
568,120	4.000%, 09/28/2020	565,990
	Reddy Ice Corp.
52,501	7.750%, 05/01/2019	43,838
	Renaissance Learning, Inc.
281,218	4.500%, 04/09/2021	273,720
	Royal Holdings, Inc.
162,593	4.500%, 06/19/2022	162,206
	SBA Senior Finance II LLC
202,438	3.250%, 03/24/2021	200,231
	Sedgwick, Inc.
456,622	3.750%, 03/01/2021	450,488
	ServiceMaster Co.
904,986	4.250%, 07/01/2021	905,479
	Signode Industrial Group US, Inc.
454,790	3.750%, 05/01/2021	451,947
	Southcross Energy Partners, L.P.
173,681	5.250%, 08/04/2021	158,918
	SRAM LLC
250,879	4.000%, 04/10/2020	237,708
	Staples, Inc.
116,104	1.000%, 04/07/2021(g)	115,676
	Sterigenics-Nordion Holdings LLC
235,000	4.250%, 05/15/2022	233,973
	Talbots, Inc. (The)
307,603	5.500%, 03/19/2020	302,989
	Time, Inc.
301,188	4.250%, 04/26/2021	300,811
	Transdigm, Inc.
534,824	3.500%, 05/14/2022	527,692
690,277	3.750%, 02/28/2020	683,005
510,649	3.750%, 06/04/2021	505,223
	TWCC Holding Corp.
1,525,000	7.000%, 06/26/2020	1,426,836
	USAGM HoldCo LLC
41,826	4.750%, 07/28/2022	41,395
593,174	4.750%, 07/28/2022	587,058
	Vertafore, Inc.
577,316	4.250%, 10/03/2019	577,619
	Virgin Media Investment Holdings Ltd.
228,929	3.500%, 06/30/2023	225,926
	Visteon Corp.
342,310	3.500%, 04/09/2021	341,080
	WESCO Distribution, Inc.
12,482	5.750%, 12/12/2019	12,494
	Western Refining, Inc.
476,452	4.250%, 11/12/2020	475,561
	Zayo Group LLC
503,428	7.125%, 05/06/2021	501,198

TOTAL BANK LOANS (Cost $32,835,335)		31,414,344

CONVERTIBLE BONDS: 1.4%
Basic Materials: 0.1%
	Primero Mining Corp.
956,000	6.500%, 03/31/2016	958,390

Consumer, Cyclical: 0.1%
	Iconix Brand Group, Inc.
380,000	1.500%, 03/15/2018	303,050
	Jarden Corp.
655,000	1.125%, 03/15/2034	752,432
	Navistar International Corp.
302,000	4.500%, 10/15/2018	222,536

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Consumer, Cyclical (continued)
$ 442,000	4.750%, 04/15/2019	$309,676

		1,587,694

Consumer, Non-cyclical: 0.1%
	BioMarin Pharmaceutical, Inc.
700,000	1.500%, 10/15/2020	944,125

Energy: 0.4%
	Chesapeake Energy Corp.
1,433,000	2.500%, 05/15/2037	1,239,545
	SunEdison, Inc.
1,558,000	2.625%, 06/01/2023(c)	792,633
	Whiting Petroleum Corp.
3,395,000	1.250%, 04/01/2020(c)	2,781,778

		4,813,956

Financial: 0.0%
	Redwood Trust, Inc.
190,000	4.625%, 04/15/2018	183,231
	Walter Investment Management Corp.
340,000	4.500%, 11/01/2019	248,625

		431,856

Industrial: 0.5%
	Aecon Group, Inc.
835,000 (CAD)	6.250%, 10/31/2015	624,652
	RTI International Metals, Inc.
155,000	1.625%, 10/15/2019	163,719
	UTi Worldwide, Inc.
7,700,000	4.500%, 03/01/2019	5,717,250

		6,505,621

Technology: 0.2%
	Novellus Systems, Inc.
135,000	2.625%, 05/15/2041	265,022
	Nuance Communications, Inc.
469,000	1.500%, 11/01/2035	485,122
	Rovi Corp.
2,850,000	0.500%, 03/01/2020(c)	2,212,312

		2,962,456

TOTAL CONVERTIBLE BONDS (Cost $20,556,415)		18,204,098

CORPORATE BONDS: 16.7%
Basic Materials: 0.2%
	Albemarle Corp.
457,000	4.150%, 12/01/2024	459,285
	ArcelorMittal
695,000	7.750%, 10/15/2039	569,900
	Glencore Finance Canada Ltd.
100,000	4.950%, 11/15/2021(c)	83,042
200,000	6.000%, 11/15/2041(c)	140,376
200,000	5.550%, 10/25/2042(c)	147,435
200,000	4.250%, 10/25/2022(c)	157,978
	Glencore Funding LLC
400,000	4.625%, 04/29/2024(c)	308,000
400,000	3.125%, 04/29/2019(c)	340,000

Principal Amount^		Value
Basic Materials (continued)
	Hercules, Inc.
$ 180,000	6.500%, 06/30/2029	$166,950

		2,372,966

Communications: 1.9%
	Alcatel-Lucent USA, Inc.
545,000	6.450%, 03/15/2029	541,594
665,000	6.500%, 01/15/2028	667,494
	AT&T, Inc.
1,072,000	2.400%, 08/15/2016	1,084,206
	CCO Holdings LLC / CCO Holdings Capital Corp.
275,000	5.125%, 05/01/2023(c)	254,210
	CCO Safari II LLC
1,725,000	6.484%, 10/23/2045(c)	1,744,851
	Clear Channel Worldwide Holdings, Inc.
1,465,000	Series B 7.625%, 03/15/2020	1,474,156
	CSC Holdings LLC
265,000	5.250%, 06/01/2024	209,681
495,000	6.750%, 11/15/2021	444,263
	DISH DBS Corp.
635,000	6.750%, 06/01/2021	613,169
1,240,000	5.875%, 07/15/2022	1,100,500
3,485,000	5.875%, 11/15/2024	2,968,784
	Frontier Communications Corp.
3,234,000	11.000%, 09/15/2025(c)	3,136,980
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	465,950
	Level 3 Financing, Inc.
2,695,000	5.125%, 05/01/2023(c)	2,580,462
	LIN Television Corp.
1,691,000	6.375%, 01/15/2021	1,764,981
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049(c)(h)	550,550
	Neptune Finco Corp.
370,000	10.875%, 10/15/2025(c)	374,625
530,000	10.125%, 01/15/2023(c)	537,288
	Oi S.A.
2,765,000 (BRL)	9.750%, 09/15/2016(c)	473,381
	Time Warner Cable, Inc.
780,000	4.500%, 09/15/2042	618,852
	Windstream Services LLC
2,650,000	7.750%, 10/15/2020	2,262,438

		23,868,415

Consumer, Cyclical: 1.3%
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	323,826
	Interval Acquisition Corp.
1,205,000	5.625%, 04/15/2023(c)	1,192,950
	Latam Airlines 2015-1 Pass Through Trust B
5,610,000	4.500%, 11/15/2023(c)	5,343,525
	MGM Resorts International
2,440,000	6.000%, 03/15/2023	2,375,950
	Navistar International Corp.
1,500,000	8.250%, 11/01/2021	1,209,375
	Nissan Motor Acceptance Corp.
810,000	1.026%, 09/26/2016(c)(e)	810,259
	Pinnacle Entertainment, Inc.
1,571,000	8.750%, 05/15/2020	1,645,623
1,757,000	7.750%, 04/01/2022	1,932,700

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Wyndham Worldwide Corp.
$ 1,035,000	5.100%, 10/01/2025	$1,051,331
	ZF North America Capital, Inc.
200,000	4.500%, 04/29/2022(c)	189,750

		16,075,289

Consumer, Non-cyclical: 1.4%
	AbbVie, Inc.
2,870,000	3.600%, 05/14/2025	2,836,283
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(c)	248,548
	Bumble Bee Holdings, Inc.
178,000	9.000%, 12/15/2017(c)	182,005
	Celgene Corp.
2,390,000	3.875%, 08/15/2025	2,395,311
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018(c)	59,621
	Gilead Sciences, Inc
935,000	4.750%, 03/01/2046	941,559
	Kraft Heinz Foods Co.
973,000	4.875%, 02/15/2025(c)	1,039,406
	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(c)	656,600
	US Foods, Inc.
3,894,000	8.500%, 06/30/2019	4,040,025
	Valeant Pharmaceuticals International, Inc.
1,240,000	5.500%, 03/01/2023(c)	1,181,100
	Verisk Analytics, Inc.
1,185,000	5.500%, 06/15/2045	1,168,812
	VRX Escrow Corp.
3,045,000 (EUR)	4.500%, 05/15/2023(c)	3,054,272

		17,803,542

Diversified: 0.0%
	Alfa SAB de C.V.
400,000	6.875%, 03/25/2044(c)	390,000

Energy: 5.0%
	Antero Resources Corp.
160,000	5.375%, 11/01/2021	141,600
860,000	5.125%, 12/01/2022	743,900
	Baytex Energy Corp.
65,000	5.125%, 06/01/2021(c)	52,000
1,395,000	5.625%, 06/01/2024(c)	1,109,025
	Bellatrix Exploration Ltd.
710,000	8.500%, 05/15/2020(c)	557,350
	Bonanza Creek Energy, Inc.
285,000	6.750%, 04/15/2021	200,212
1,795,000	5.750%, 02/01/2023	1,175,725
	California Resources Corp.
97,000	5.000%, 01/15/2020	62,868
413,000	5.500%, 09/15/2021	253,995
4,572,000	6.000%, 11/15/2024	2,740,343
	Chesapeake Energy Corp.
25,000	6.625%, 08/15/2020	18,703
50,000	5.375%, 06/15/2021	33,500
105,000	6.125%, 02/15/2021	73,697
1,290,000	4.875%, 04/15/2022	848,175
	Concho Resources, Inc.
520,000	5.500%, 10/01/2022	497,900

Principal Amount^		Value
Energy (continued)
$ 1,145,000	5.500%, 04/01/2023	$1,096,337
	CONSOL Energy, Inc.
200,000	8.000%, 04/01/2023(c)	143,880
1,300,000	5.875%, 04/15/2022	880,750
	Continental Resources, Inc.
120,000	4.500%, 04/15/2023	104,366
980,000	3.800%, 06/01/2024	796,275
3,230,000	5.000%, 09/15/2022	2,830,287
	Diamond Offshore Drilling, Inc.
75,000	4.875%, 11/01/2043	49,345
	Diamondback Energy, Inc.
1,930,000	7.625%, 10/01/2021	2,036,150
	Eclipse Resources Corp.
1,525,000	8.875%, 07/15/2023(c)	1,235,250
	Energy Transfer Partners L.P.
920,000	6.125%, 12/15/2045	819,404
	Energy XXI Gulf Coast, Inc.
650,000	11.000%, 03/15/2020(c)	308,750
	Exterran Holdings, Inc.
2,983,000	7.250%, 12/01/2018	2,938,255
	Foresight Energy LLC / Foresight Energy Finance Corp.
6,100,000	7.875%, 08/15/2021(c)	4,819,610
	Halcon Resources Corp.
2,345,000	9.750%, 07/15/2020	809,025
1,330,000	8.625%, 02/01/2020(c)	1,110,550
	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
1,860,000	4.875%, 12/01/2024	1,711,200
	Matador Resources Co.
1,560,000	6.875%, 04/15/2023(c)	1,505,400
	McDermott International, Inc.
5,500,000	8.000%, 05/01/2021(c)	4,620,000
	MEG Energy Corp.
310,000	6.500%, 03/15/2021(c)	255,750
740,000	6.375%, 01/30/2023(c)	582,750
805,000	7.000%, 03/31/2024(c)	644,000
	Noble Energy, Inc.
50,000	5.875%, 06/01/2024	49,833
560,000	5.625%, 05/01/2021	564,027
635,000	5.875%, 06/01/2022	634,665
	Oasis Petroleum, Inc.
75,000	7.250%, 02/01/2019	66,563
1,720,000	6.875%, 03/15/2022	1,371,356
	OGX Austria GmbH
600,000	8.375%, 04/01/2022(c)(i)	37
795,000	8.500%, 06/01/2018(c)(i)	80
	Pacific Exploration and Production Corp.
440,000	5.375%, 01/26/2019(c)	167,200
1,510,000	5.125%, 03/28/2023(c)	528,500
2,030,000	5.625%, 01/19/2025(c)	720,041
	Petrobras Global Finance B.V.
110,000	7.250%, 03/17/2044	73,502
1,645,000	6.750%, 01/27/2041	1,081,587
2,390,000	6.875%, 01/20/2040	1,565,450
2,585,000	5.625%, 05/20/2043	1,596,237
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(c)	246,487
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
600,000	5.750%, 09/01/2020	644,656
	Rice Energy, Inc.
855,000	6.250%, 05/01/2022	766,832

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	RSP Permian, Inc.
$ 1,865,000	6.625%, 10/01/2022(c)	$1,799,725
2,125,000	6.625%, 10/01/2022	2,050,625
	Sabine Pass Liquefaction LLC
1,860,000	5.625%, 03/01/2025(c)	1,646,100
	SandRidge Energy, Inc.
1,950,000	8.750%, 06/01/2020(c)	1,185,844
	SM Energy Co.
55,000	5.625%, 06/01/2025	47,438
65,000	6.500%, 11/15/2021	62,075
195,000	6.500%, 01/01/2023	182,325
680,000	5.000%, 01/15/2024	578,850
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
30,000	4.250%, 11/15/2023	25,125
120,000	5.250%, 05/01/2023	107,100
195,000	6.375%, 08/01/2022	187,444
2,470,000	6.750%, 03/15/2024(c)	2,361,937
	Transocean, Inc.
4,725,000	6.800%, 03/15/2038	2,953,125
	Ultra Petroleum Corp.
145,000	5.750%, 12/15/2018(c)	105,125
430,000	6.125%, 10/01/2024(c)	247,250
	Western Refining Logistics L.P. / WNRL Finance Corp.
480,000	7.500%, 02/15/2023	478,800
	Whiting Petroleum Corp.
215,000	5.000%, 03/15/2019	188,125
1,160,000	6.500%, 10/01/2018	1,093,300
	Williams Partners L.P.
755,000	4.000%, 09/15/2025	655,217

		63,838,910

Financial: 3.8%
	365 Bond
153,350	7.500%, 10/17/2017(b)	153,350
	450 Hayes
179,000	9.000%, 12/20/2015(b)	179,000
	801 S. Broadway
905,143	9.000%, 08/18/2016(b)	905,143
	Air Lease Corp.
450,000	3.750%, 02/01/2022	448,252
1,490,000	4.250%, 09/15/2024	1,463,925
	Aircastle Ltd.
530,000	5.500%, 02/15/2022	536,625
	Ally Financial, Inc.
175,000	8.000%, 03/15/2020	201,688
2,125,000	4.125%, 03/30/2020	2,106,406
	Assicurazioni Gene Residential Accredit Loans, Inc. SpA
2,400,000 (EUR)	7.750%, 12/12/2042(f)	3,154,380
	Bank of America Corp.
1,220,000	4.200%, 08/26/2024	1,221,371
1,165,000	3.950%, 04/21/2025	1,135,579
	Bank of Tokyo-Mitsubishi UFJ Ltd.
1,525,000	1.356%, 09/14/2018	1,529,650
	Brixmor Operating Partnership L.P.
1,225,000	3.850%, 02/01/2025	1,191,852
	College Terrace
420,434	9.500%, 06/30/2016(b)	420,434

Principal Amount^		Value
Financial (continued)
	Corp. Financiera de Desarrollo S.A.
$ 260,000	3.250%, 07/15/2019(c)	$260,845
545,000	5.250%, 07/15/2029(c)(f)	536,825
	Echo Brickell
181,554	10.000%, 10/17/2017(b)	181,554
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	1,940,139
	Healthcare Realty Trust, Inc.
475,000	3.875%, 05/01/2025	462,424
	Host Hotels & Resorts L.P.
245,000	5.250%, 03/15/2022	266,389
	Intesa Sanpaolo SpA
4,000,000	5.017%, 06/26/2024(c)	3,954,088
	iStar, Inc.
640,000	4.000%, 11/01/2017	617,600
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
1,900,000	5.875%, 08/01/2021(c)	1,783,625
	LBG Capital No.1 Plc
3,675,000	8.000%, 06/15/2020(c)(f)(h)	4,156,425
	Morgan Stanley
1,275,000	4.350%, 09/08/2026	1,284,332
	Old Republic International Corp.
1,910,000	4.875%, 10/01/2024	2,009,515
	Pacific City Retail
87,000	1.000%, 08/07/2017(b)	87,000
	Quicken Loans, Inc.
1,355,000	5.750%, 05/01/2025(c)	1,277,088
	Rialto Holdings LLC / Rialto Corp.
1,169,000	7.000%, 12/01/2018(c)	1,192,380
	Royal Bank of Scotland Group Plc
750,000	6.125%, 12/15/2022	812,843
2,600,000	8.000%, 08/10/2025(f)(h)	2,626,000
	Santander Holdings USA, Inc.
2,775,000	4.500%, 07/17/2025	2,793,051
	Santander UK Group Holdings Plc
600,000	4.750%, 09/15/2025	596,149
	SLS Hotel
229,981	9.500%, 11/20/2017(b)	229,981
	Societe Generale S.A.
2,530,000	7.875%, 12/18/2023(f)(h)	2,476,238
2,600,000	7.875%, 12/18/2023(c)(f)(h)	2,544,750
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	292,367
	Walter Investment Management Corp.
1,250,000	7.875%, 12/15/2021	1,073,438

		48,102,701

Industrial: 1.1%
	Atrium Windows & Doors, Inc.
635,000	7.750%, 05/01/2019(c)	468,313
	Bombardier, Inc.
100,000	5.750%, 03/15/2022(c)	74,000
400,000	6.125%, 01/15/2023(c)	296,000
366,000	7.750%, 03/15/2020(c)	314,760
600,000	7.500%, 03/15/2025(c)	453,000
	Cemex SAB de C.V.
2,300,000	6.125%, 05/05/2025(c)	2,098,750
	Flextronics International Ltd.
490,000	4.750%, 06/15/2025(c)	475,898

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Hornbeck Offshore Services, Inc.
$ 186,000	5.875%, 04/01/2020	$146,940
287,000	5.000%, 03/01/2021	214,533
	Keysight Technologies, Inc.
1,910,000	4.550%, 10/30/2024(c)	1,863,774
	KLX, Inc.
410,000	5.875%, 12/01/2022(c)	400,902
	LSB Industries, Inc.
2,519,000	7.750%, 08/01/2019	2,402,496
	Manitowoc Co., Inc. (The)
2,305,000	5.875%, 10/15/2022	2,460,587
	Meccanica Holdings USA, Inc.
901,000	6.250%, 01/15/2040(c)	871,717
	NCI Building Systems, Inc.
335,000	8.250%, 01/15/2023(c)	352,588
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(c)(i)	577,756
	Owens Corning
315,000	4.200%, 12/01/2024	313,511
	Textron Financial Corp.
725,000	6.000%, 02/15/2067(c)(f)	583,625

		14,369,150

Technology: 1.4%
	Audatex North America, Inc.
3,008,000	6.125%, 11/01/2023(c)	3,034,320
	HP Enterprise Co.
2,415,000	4.900%, 10/15/2025	2,408,359
	KLA-Tencor Corp.
1,347,000	4.650%, 11/01/2024	1,348,503
	Micron Technology, Inc.
1,355,000	5.250%, 01/15/2024(c)	1,246,600
1,485,000	5.625%, 01/15/2026(c)	1,340,212
	Open Text Corp.
1,463,000	5.625%, 01/15/2023(c)	1,454,771
	SRA International, Inc.
2,970,000	11.000%, 10/01/2019	3,153,769
	SunGard Data Systems, Inc.
3,233,000	6.625%, 11/01/2019	3,350,196

		17,336,730

Utilities: 0.6%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016(c)	115,787
	EDP Finance B.V.
2,000,000	4.125%, 01/15/2020(c)	2,031,488
	Enel SpA
2,400,000	8.750%, 09/24/2073(c)(f)	2,762,328
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
2,456,000	11.750%, 03/01/2022(c)(i)	2,621,780
	Midwest Generation LLC
120,958	Series B 8.560%, 01/02/2016	120,958
	Talen Energy Supply LLC
245,000	6.500%, 06/01/2025(c)	211,006

		7,863,347

TOTAL CORPORATE BONDS (Cost $226,842,594)		212,021,050

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 1.9%
	Hellenic Republic Government Bond
75,000 (EUR)	3.000%, 02/24/2036(d)	$48,745
75,000 (EUR)	3.000%, 02/24/2035(d)	49,281
165,000 (EUR)	3.000%, 02/24/2038(d)	105,677
380,000 (EUR)	3.000%, 02/24/2041(d)	243,012
540,000 (EUR)	3.000%, 02/24/2039(d)	344,585
	United States Treasury Inflation Protected Security
17,018,970	0.125%, 04/15/2020	16,921,911
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	5,943,048

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $23,364,695)		23,656,259

LIMITED PARTNERSHIPS: 0.1%
1,300,000	U.S. Farming Realty Trust II, L.P.(b)	1,356,044

TOTAL LIMITED PARTNERSHIPS (Cost $1,282,255)		1,356,044

MORTGAGE-BACKED SECURITIES: 27.1%
	Adjustable Rate Mortgage Trust
123,843	Series 2004-4-3A1 2.716%, 03/25/2035(e)	121,393
151,547	Series 2004-5-5A1 2.590%, 04/25/2035(e)	148,137
255,617	Series 2004-5-6A1 2.565%, 04/25/2035(e)	253,488
3,000,000	Series 2005-2-6M2 1.174%, 06/25/2035(e)	2,740,851
690,286	Series 2006-1-2A1 3.048%, 03/25/2036(e)	544,568
	Ajax Mortgage Loan Trust
5,923,855	Series 2015-B-A 3.875%, 07/25/2060(c)(d)	5,962,022
	Alternative Loan Trust
125,827	Series 2003-20CB-2A1 5.750%, 10/25/2033	131,739
103,246	Series 2003-9T1-A7 5.500%, 07/25/2033	104,157
1,265,965	Series 2004-13CB-A4 0.010%, 07/25/2034(j)(k)	1,038,202
116,521	Series 2004-14T2-A11 5.500%, 08/25/2034	124,042
434,027	Series 2004-27CB-A1 6.000%, 12/25/2034	433,960
100,352	Series 2004-28CB-5A1 5.750%, 01/25/2035	101,962
113,834	Series 2004-J3-1A1 5.500%, 04/25/2034	118,031
90,772	Series 2005-14-2A1 0.404%, 05/25/2035(e)	75,620
242,017	Series 2005-J1-2A1 5.500%, 02/25/2025	249,101
4,493,023	Series 2006-13T1-A13 6.000%, 05/25/2036	3,850,705
785,677	Series 2006-31CB-A7 6.000%, 11/25/2036	712,550
7,062,767	Series 2006-36T2-2A1 6.250%, 12/25/2036	5,568,561

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 103,641	Series 2006-4CB-2A2 5.500%, 04/25/2036	$101,234
531,763	Series 2006-J1-2A1 7.000%, 02/25/2036	275,243
381,998	Series 2007-16CB-2A1 0.644%, 08/25/2037(e)	237,755
110,617	Series 2007-16CB-2A2 52.968%, 08/25/2037(e)	269,804
739,844	Series 2007-19-1A34 6.000%, 08/25/2037	620,580
2,127,252	Series 2007-20-A12 6.250%, 08/25/2047	1,957,780
629,493	Series 2007-22-2A16 6.500%, 09/25/2037	499,254
103,796	Series 2007-4CB-1A7 5.750%, 04/25/2037	94,690
6,689,787	Series 2007-HY2-1A 2.515%, 03/25/2047(e)	6,366,750
4,685,713	Series 2007-HY7C-A4 0.424%, 08/25/2037(e)	4,051,098
1,111,155	Series 2008-2R-2A1 6.000%, 08/25/2037	917,026
6,490,969	Series 2008-2R-4A1 6.250%, 08/25/2037	5,548,084
	Banc of America Alternative Loan Trust
163,085	Series 2003-10-1A1 5.500%, 12/25/2033	168,418
214,055	Series 2003-10-3A1 5.500%, 12/25/2033	219,840
160,161	Series 2003-8-1CB1 5.500%, 10/25/2033	168,691
254,514	Series 2005-6-CB7 5.250%, 07/25/2035	235,532
1,050,764	Series 2006-7-A4 5.998%, 10/25/2036(d)	670,050
	Banc of America Funding Corp.
235,930	Series 2004-B-4A2 2.545%, 11/20/2034(e)	228,845
97,806	Series 2005-5-1A1 5.500%, 09/25/2035	102,658
170,233	Series 2005-7-3A1 5.750%, 11/25/2035	175,203
400,262	Series 2006-6-1A2 6.250%, 08/25/2036	395,281
1,896,603	Series 2006-7-T2A3 5.695%, 10/25/2036(f)	1,623,312
864,580	Series 2006-A-4A1 2.673%, 02/20/2036(e)	733,446
1,026,525	Series 2006-B-7A1 5.730%, 03/20/2036(e)	927,883
1,662,808	Series 2010-R9-3A3 5.500%, 12/26/2035(c)	1,389,484
	Banc of America Funding Trust
7,489,309	Series 2007-1-TA4 6.090%, 01/25/2037(d)	6,299,445
180,724	Series 2007-4-5A1 5.500%, 11/25/2034	183,962
5,997,373	Series 2010-R5-1A3 6.000%, 10/26/2037(c)	5,030,416

Principal Amount^		Value
	Banc of America Mortgage Trust
$ 62,949	Series 2005-A-2A1 2.646%, 02/25/2035(e)	$61,688
	BCAP LLC Trust
1,935,393	Series 2010-RR12-1A7 2.184%, 06/26/2037(c)(e)	1,919,745
499,512	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(f)	462,217
3,893,073	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	2,955,552
	Bear Stearns Adjustable Rate Mortgage Trust
600,094	Series 2004-6-2A1 2.934%, 09/25/2034(e)	582,149
412,083	Series 2005-12-11A1 3.018%, 02/25/2036(e)	327,097
	Bear Stearns Asset-Backed Securities I Trust
856,193	Series 2006-AC1-1A1 5.750%, 02/25/2036(d)	654,838
	Bear Stearns Commercial Mortgage Securities Trust
74,739	Series 2003-PWR2-E 6.931%, 05/11/2039(c)(f)	76,414
	BLCP Hotel Trust
300,000	Series 2014-CLRN-D 2.707%, 08/15/2029(c)(e)	294,721
300,000	Series 2014-CLRN-E 3.877%, 08/15/2029(c)(e)	301,209
	BXHTL Mortgage Trust
1,338,574	8.677%, 05/15/2018	1,338,574
	Chase Mortgage Finance Trust
644,404	Series 2007-A1-11M1 2.465%, 03/25/2037(e)	603,684
5,767,243	Series 2007-S2-1A9 6.000%, 03/25/2037	5,228,023
2,873,841	Series 2007-S3-1A15 6.000%, 05/25/2037	2,499,385
	ChaseFlex Trust
2,292,398	Series 2007-3-2A1 0.494%, 07/25/2037(e)	1,981,035
	Citicorp Mortgage Securities Trust
6,978,775	Series 2006 7 1A1 6.000%, 12/25/2036	6,427,933
74,262	Series 2006-4-1A2 6.000%, 08/25/2036	75,179
	Citigroup Mortgage Loan Trust
6,063,055	Series 2011-12-1A2 4.674%, 04/25/2036(c)(f)	4,655,003
643,037	Series 2014-11-2A1 0.331%, 08/25/2036(c)(e)	598,554
	Citigroup Mortgage Loan Trust, Inc.
288,254	Series 2005-11-A2A 2.730%, 10/25/2035(e)	286,303
181,723	Series 2005-2-1A4 2.617%, 05/25/2035(e)	177,755
445,439	Series 2005-5-2A2 5.750%, 08/25/2035	390,667
6,878,487	Series 2005-5-3A2A 2.547%, 10/25/2035(e)	5,571,107
1,536,580	Series 2009-6-8A2 6.000%, 08/25/2022(c)(f)	1,540,276
	Citimortgage Alternative Loan Trust
316,027	Series 2006-A4-1A1 6.000%, 09/25/2036	285,712

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 623,617	Series 2006-A5-1A13 0.644%, 10/25/2036(e)	$439,739
613,699	Series 2006-A5-1A2 6.356%, 10/25/2036(e)(l)	124,019
1,055,416	Series 2007-A4-1A13 5.750%, 04/25/2037	914,697
540,406	Series 2007-A4-1A6 5.750%, 04/25/2037	468,359
	CitiMortgage Alternative Loan Trust
4,981,831	Series 2007-A6-1A5 6.000%, 06/25/2037	4,384,594
	COMM Mortgage Trust
122,000	Series 2014-SAVA-A 1.357%, 06/15/2034(c)(e)	121,563
150,000	Series 2014-SAVA-B 1.957%, 06/15/2034(c)(e)	149,313
300,000	Series 2014-SAVA-C 2.607%, 06/15/2034(c)(e)	298,217
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(c)	1,177,162
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	1,039,557
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)(c)	1,082,437
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(c)(f)	0
	Countrywide Home Loan Mortgage Pass-Through Trust
198,748	Series 2004-12-8A1 2.880%, 08/25/2034(e)	175,944
27,269	Series 2004-HYB4-2A1 2.575%, 09/20/2034(e)	26,219
122,220	Series 2004-HYB8-4A1 3.247%, 01/20/2035(e)	119,715
149,049	Series 2005-11-4A1 0.464%, 04/25/2035(e)	130,574
197,994	Series 2005-21-A17 5.500%, 10/25/2035	186,724
1,470,837	Series 2005-23-A1 5.500%, 11/25/2035	1,360,427
893,500	Series 2005-HYB8-4A1 4.140%, 12/20/2035(e)	801,088
6,275,126	Series 2006-9-A1 6.000%, 05/25/2036	5,840,781
368,929	Series 2007-10-A5 6.000%, 07/25/2037	337,818
1,794,163	Series 2007-13-A5 6.000%, 08/25/2037	1,713,684
	Credit Suisse First Boston Mortgage Securities Corp.
110,339	Series 2003-AR26-7A1 2.577%, 11/25/2033(e)	106,708
70,929	Series 2003-AR28-4A1 2.598%, 12/25/2033(e)	70,489
297,214	Series 2004-AR4-3A1 2.661%, 05/25/2034(e)	290,588
3,502,775	Series 2005-10-10A3 6.000%, 11/25/2035	2,382,633
155,668	Series 2005-10-5A4 5.500%, 11/25/2035	144,399
2,260,988	Series 2005-11-7A1 6.000%, 12/25/2035	1,954,473

Principal Amount^		Value
	Credit Suisse Mortgage-Backed Trust
$ 1,563,308	Series 2006-6-1A10 6.000%, 07/25/2036	$1,229,861
79,629	Series 2006-8-4A1 6.500%, 10/25/2021	68,385
1,313,660	Series 2007-1-4A1 6.500%, 02/25/2022	941,621
193,709	Series 2007-2-2A5 5.000%, 03/25/2037	190,178
1,245,678	Series 2010-7R-4A17 6.000%, 04/26/2037(c)(f)	1,196,204
3,318,370	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	2,990,967
	Del Coronado Trust
200,000	Series 2013-HDMZ-M 5.207%, 03/15/2018(c)(e)	199,000
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
66,130	Series 2005-3-4A4 5.250%, 06/25/2035	66,618
134,654	Series 2005-5-1A4 5.500%, 11/25/2035(f)	129,549
	Deutsche Mortgage and Asset Receiving Corp.
4,426,804	Series 2014-RS1-1A2
	8.463%, 07/27/2037(c)(f)	3,253,343
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
375,690	Series 2006-PR1-3A1 11.847%, 04/15/2036(c)(e)	433,127
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7 4.171%, 12/05/2031(c)(f)	730,331
	FDIC Trust
60,742	Series 2013-N1-A 4.500%, 10/25/2018(c)	61,014
	Federal Home Loan Mortgage Corp.
250,000	Series 2013-DN2-M2 4.444%, 11/25/2023(e)	250,158
250,000	Series 2014-DN2-M2 1.844%, 04/25/2024(e)	248,159
620,000	Series 2015-DNA1-M2 2.044%, 10/25/2027(e)	617,503
1,514,237	Series 3118-SD 6.493%, 02/15/2036(e)(l)	303,545
607,645	Series 3301-MS 5.893%, 04/15/2037(e)(l)	95,330
855,328	Series 3303-SE 5.873%, 04/15/2037(e)(l)	135,926
555,963	Series 3303-SG 5.893%, 04/15/2037(e)(l)	88,701
375,665	Series 3382-SB 5.793%, 11/15/2037(e)(l)	51,355
815,595	Series 3382-SW 6.093%, 11/15/2037(e)(l)	122,164
443,933	Series 3384-S 6.183%, 11/15/2037(e)(l)	64,420
536,600	Series 3384-SG 6.103%, 08/15/2036(e)(l)	68,920
4,574,108	Series 3404-SA 5.793%, 01/15/2038(e)(l)	805,885
493,354	Series 3417-SX 5.973%, 02/15/2038(e)(l)	59,242

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 339,557	Series 3423-GS 5.443%, 03/15/2038(e)(l)	$42,406
3,378,070	Series 3423-TG 0.350%, 03/15/2038(e)(l)	27,802
7,078,534	Series 3435-S 5.773%, 04/15/2038(e)(l)	1,198,753
313,453	Series 3445-ES 5.793%, 05/15/2038(e)(l)	42,696
937,049	Series 3523-SM 5.793%, 04/15/2039(e)(l)	148,623
559,736	Series 3560-KS 6.193%, 11/15/2036(e)(l)	99,454
656,213	Series 3598-SA 6.143%, 11/15/2039(e)(l)	106,095
1,988,164	Series 3630-AI 1.931%, 03/15/2017(f)(l)	43,998
402,482	Series 3641-TB 4.500%, 03/15/2040	439,298
353,508	Series 3646-AI 4.500%, 06/15/2024(l)	9,126
2,057,474	Series 3728-SV 4.243%, 09/15/2040(e)(l)	224,875
636,623	Series 3758-S 5.823%, 11/15/2040(e)(l)	114,760
4,376,697	Series 3770-SP 6.293%, 11/15/2040(e)(l)	546,459
775,535	Series 3815-ST 5.643%, 02/15/2041(e)(l)	124,777
1,382,962	Series 3859-SI 6.393%, 05/15/2041(e)(l)	278,186
601,362	Series 3872-SL 5.743%, 06/15/2041(e)(l)	90,786
447,714	Series 3900-SB 5.763%, 07/15/2041(e)(l)	65,270
101,583	Series 3946-SM 14.080%, 10/15/2041(e)	115,503
1,715,040	Series 3957-DZ 3.500%, 11/15/2041	1,706,203
1,710,053	Series 3972-AZ 3.500%, 12/15/2041	1,691,255
8,619,030	Series 3984-DS 5.743%, 01/15/2042(e)(l)	1,440,787
5,310,009	Series 4223-AT 3.000%, 07/15/2043(e)	4,880,036
4,462,825	Series 4229-MS 7.339%, 07/15/2043(e)	4,674,026
5,897,853	Series 4239-OU 0.010%, 07/15/2043(j)(k)	4,323,866
7,814,695	Series 4291-MS 5.694%, 01/15/2054(e)(l)	1,645,646
7,416,582	Series 4302-GS 5.944%, 02/15/2044(e)(l)	1,494,501
9,742,882	Series 4314-MS 5.894%, 07/15/2043(e)(l)	1,817,125
9,847,885	Series 4407-PS 5.394%, 06/15/2044(e)(l)	1,636,222
	Federal National Mortgage Association
768,830	Series 2003-84-PZ 5.000%, 09/25/2033	860,322
240,236	Series 2005-104-SI 6.506%, 12/25/2033(e)(l)	11,125

Principal Amount^		Value
$3,264,795	Series 2005-42-SA 6.606%, 05/25/2035(e)(l)	$520,648
5,179,637	Series 2006-92-LI 6.386%, 10/25/2036(e)(l)	1,044,588
1,310,580	Series 2007-39-AI 5.926%, 05/25/2037(e)(l)	234,987
444,240	Series 2007-57-SX 6.426%, 10/25/2036(e)(l)	71,765
356,126	Series 2007-68-SA 6.456%, 07/25/2037(e)(l)	53,787
207,107	Series 2008-1-CI 6.106%, 02/25/2038(e)(l)	27,717
4,538,684	Series 2008-33-SA 5.806%, 04/25/2038(e)(l)	720,686
310,000	Series 2008-56-SB 5.866%, 07/25/2038(e)(l)	46,135
9,121,410	Series 2009-110-SD 6.056%, 01/25/2040(e)(l)	1,806,904
291,273	Series 2009-111-SE 6.056%, 01/25/2040(e)(l)	36,211
961,886	Series 2009-86-CI 5.606%, 09/25/2036(e)(l)	114,528
444,225	Series 2009-87-SA 5.806%, 11/25/2049(e)(l)	61,901
404,164	Series 2009-90-IB 5.526%, 04/25/2037(e)(l)	41,220
542,630	Series 2010-11-SC 4.606%, 02/25/2040(e)(l)	70,185
250,392	Series 2010-115-SD 6.406%, 11/25/2039(e)(l)	35,245
8,246,010	Series 2010-123-SK 5.856%, 11/25/2040(e)(l)	1,599,050
3,224,884	Series 2010-134-SE 6.456%, 12/25/2025(e)(l)	492,048
601,476	Series 2010-15-SL 4.756%, 03/25/2040(e)(l)	72,194
611,351	Series 2010-9-GS 4.556%, 02/25/2040(e)(l)	66,590
6,420	Series 2011-110-LS 9.706%, 11/25/2041(e)	8,599
1,081,181	Series 2011-111-VZ 4.000%, 11/25/2041	1,185,472
1,742,317	Series 2011-141-PZ 4.000%, 01/25/2042	1,821,683
507,918	Series 2011-5-PS 6.206%, 11/25/2040(e)(l)	59,904
1,673,428	Series 2011-63-AS 5.726%, 07/25/2041(e)(l)	288,050
796,527	Series 2011-63-ZE 4.000%, 08/25/2038	816,565
4,754,360	Series 2011-93-ES 6.306%, 09/25/2041(e)(l)	970,576
3,693,450	Series 2012-106-SA 5.966%, 10/25/2042(e)(l)	654,433
406,248	Series 2013-115-NS 11.483%, 11/25/2043(e)	431,652
2,715,060	Series 2013-15-SC 5.224%, 03/25/2033(e)	2,704,578
5,787,725	Series 2013-51-HS 5.167%, 04/25/2043(e)	5,403,640
7,506,902	Series 2013-53-ZC 3.000%, 06/25/2043	7,018,071
3,711,610	Series 2013-67-NS 5.709%, 07/25/2043(e)	3,435,158

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$5,348,701	Series 2013-74-HZ 3.000%, 07/25/2043	$5,082,820
9,308,006	Series 2014-50-WS 6.006%, 08/25/2044(e)(l)	1,816,208
	First Horizon Alternative Mortgage Securities Trust
1,609,407	Series 2006-FA6-1A4 6.250%, 11/25/2036	1,289,300
590,197	Series 2007-FA4-1A7 6.000%, 08/25/2037	459,758
	First Horizon Mortgage Pass- Through Trust
522,627	Series 2006-1-1A10 6.000%, 05/25/2036	492,955
	GMAC Mortgage Loan Trust
19,487	Series 2003-J7-A7 5.000%, 11/25/2033	19,629
100,784	Series 2005-AR4-3A1 3.165%, 07/19/2035(e)	96,239
	Government National Mortgage Association
1,434,826	Series 2007-21-S 5.991%, 04/16/2037(e)(l)	258,129
569,287	Series 2008-69-SB 7.414%, 08/20/2038(e)(l)	125,326
675,263	Series 2009-104-SD 6.141%, 11/16/2039(e)(l)	109,813
245,155	Series 2010-98-IA 5.871%, 03/20/2039(f)(l)	27,401
1,223,996	Series 2011-45-GZ 4.500%, 03/20/2041	1,327,563
534,995	Series 2011-69-OC 0.010%, 05/20/2041(j)(k)	483,988
10,858,528	Series 2011-69-SC 5.164%, 05/20/2041(e)(l)	1,267,427
1,516,581	Series 2011-89-SA 5.234%, 06/20/2041(e)(l)	227,178
7,649,685	Series 2012-135-IO 0.688%, 01/16/2053(f)(l)	438,082
8,289,703	Series 2013-102-BS 5.934%, 03/20/2043(e)(l)	1,128,774
10,112,350	Series 2014-145-CS 5.391%, 05/16/2044(e)(l)	1,507,233
8,424,115	Series 2014-156-PS 6.034%, 10/20/2044(e)(l)	1,199,291
13,063,971	Series 2014-5-SA 5.334%, 01/20/2044(e)(l)	1,960,513
10,850,786	Series 2014-58-SG 5.391%, 04/16/2044(e)(l)	1,664,449
12,748,061	Series 2014-76-SA 5.384%, 01/20/2040(e)(l)	1,851,100
11,178,746	Series 2014-95-CS 6.041%, 06/16/2044(e)(l)	2,152,093
	GP Portfolio Trust
444,947	Series 2014-GPP-A 1.157%, 02/15/2027(c)(e)	442,445
	GS Mortgage Securities Trust
1,095,000	Series 2007-GG10-AM 5.988%, 08/10/2045(f)	1,100,906
	GSR Mortgage Loan Trust
180,779	Series 2004-14-5A1 2.858%, 12/25/2034(e)	179,808
215,286	Series 2005-4F-6A1 6.500%, 02/25/2035	218,271

Principal Amount^		Value
$1,745,200	Series 2005-9F-2A1 6.000%, 01/25/2036	$1,580,428
426,992	Series 2005-AR4-6A1 2.886%, 07/25/2035(e)	422,918
423,516	Series 2005-AR6-4A5 2.809%, 09/25/2035(e)	428,568
587,600	Series 2006-7F-3A4 6.250%, 08/25/2036	442,734
2,354,385	Series 2006-8F-2A1 6.000%, 09/25/2036	2,179,777
206,716	Series 2006-8F-4A17 6.000%, 09/25/2036	173,463
	Harborview Mortgage Loan Trust
357,580	Series 2003-2-1A 0.586%, 10/19/2033(e)	338,167
	Hilton USA Trust
265,000	Series 2013-HLT-CFX 3.714%, 11/05/2030(c)	266,432
180,000	Series 2013-HLT-DFX 4.407%, 11/05/2030(c)	181,480
200,000	Series 2013-HLT-EFX 4.602%, 11/05/2030(c)(f)	202,558
	Impac Secured Assets Trust
2,831,278	Series 2007-3-A1A 0.304%, 09/25/2037(e)	2,000,813
	IndyMac INDX Mortgage Loan Trust
631,190	Series 2005-AR11-A3 2.621%, 08/25/2035(e)	532,600
4,968,476	Series 2006-AR5-2A1 4.185%, 05/25/2036(e)	4,290,076
6,734,171	Series 2006-R1-A3 4.317%, 12/25/2035(e)	5,385,963
	IndyMac Mortgage Loan Trust
278,717	Series 2005-16IP-A1 0.834%, 07/25/2045(e)	243,147
736,851	Series 2006-AR3-1A1 2.669%, 12/25/2036(e)	652,323
	JP Morgan Alternative Loan Trust
420,673	Series 2006-A1-3A1 2.479%, 03/25/2036(e)	367,073
28,374	Series 2006-A1-5A1 4.135%, 03/25/2036(e)	23,450
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM 5.464%, 01/15/2049(f)	216,124
660,000	Series 2015-SGP-D 4.694%, 07/15/2036	664,903
	JP Morgan Mortgage Trust
186,340	Series 2003-A2-3A1 1.993%, 11/25/2033(e)	186,415
218,149	Series 2005-A1-6T1 2.672%, 02/25/2035(e)	218,161
239,201	Series 2005-A2-3A2 2.389%, 04/25/2035(f)	232,945
128,569	Series 2005-A3-4A1 2.719%, 06/25/2035(e)	130,145
6,150,818	Series 2005-ALT1-3A1 2.537%, 10/25/2035(f)	5,099,926
1,129,695	Series 2005-S3-1A11 6.000%, 01/25/2036	1,002,235
277,295	Series 2005-S3-1A9 6.000%, 01/25/2036	246,008

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$240,638	Series 2006-A1-1A2 2.536%, 02/25/2036(e)	$214,435
391,373	Series 2006-A7-2A4 2.617%, 01/25/2037(e)	346,256
247,581	Series 2007-A1-4A2 2.727%, 07/25/2035(e)	246,126
307,357	Series 2007-S1-1A2 5.500%, 03/25/2022	308,105
292,586	Series 2007-S1-2A22 5.750%, 03/25/2037	242,708
1,468,845	Series 2007-S3-1A97 6.000%, 08/25/2037	1,357,696
1,175,893	Series 2008-R2-2A 5.500%, 12/27/2035(c)	1,083,711
	JP Morgan Trust
4,710,448	Series 2015-3-A3 3.500%, 05/25/2045(c)(f)	4,787,335
	Lehman Mortgage Trust
39,217	Series 2006-1-3A5 5.500%, 02/25/2036	38,080
3,946,091	Series 2006-2-2A3 5.750%, 04/25/2036	3,958,439
	Lehman XS Trust
679,610	Series 2006-4N-A2A 0.414%, 04/25/2046(e)	493,240
	Master Adjustable Rate Mortgages Trust
353,870	Series 2004-7-3A1 2.614%, 07/25/2034(e)	345,065
200,750	Series 2006-2-1A1 2.701%, 04/25/2036(e)	194,477
	Master Alternative Loan Trust
92,334	Series 2003-9-4A1 5.250%, 11/25/2033	96,325
25,367	Series 2004-12-6A2 5.250%, 12/25/2034	25,119
95,709	Series 2004-5-1A1 5.500%, 06/25/2034	100,439
117,131	Series 2004-5-2A1 6.000%, 06/25/2034	122,315
420,495	Series 2004-8-2A1 6.000%, 09/25/2034	444,166
	Merrill Lynch Alternative Note Asset Trust
1,734,170	Series 2007-AF1-1AF2 5.750%, 05/25/2037	1,600,009
161,764	Series 2007-F1-2A8 6.000%, 03/25/2037	124,247
	Merrill Lynch Mortgage Investors Trust
798,595	Series 2006-1-1A 2.481%, 02/25/2036(e)	781,209
50,126	Series 2006-2-2A 2.171%, 05/25/2036(e)	49,817
101,742	Series 2007-1-3A 2.663%, 01/25/2037(e)	94,710
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM 5.902%, 04/12/2049(f)	467,906
285,000	Series 2011-C2-D 5.479%, 06/15/2044(c)(f)	303,754
	Morgan Stanley Mortgage Loan Trust
5,166,228	Series 2006-11-2A2 6.000%, 08/25/2036	4,258,713

Principal Amount^		Value
$136,243	Series 2006-11-3A2 6.000%, 08/25/2036	$126,199
749,698	Series 2006-7-3A 5.284%, 06/25/2036(f)	634,450
420,035	Series 2007-13-6A1 6.000%, 10/25/2037	350,636
	Morgan Stanley Re- Remic Trust
1,091,620	Series 2010-R9-3C 6.000%, 11/26/2036(c)(f)	1,087,939
	Motel 6 Trust
3,605,000	Series 2015-M6MZ-M 8.230%, 02/05/2020(c)	3,634,561
	National City Mortgage Capital Trust
529,174	Series 2008-1-2A1 6.000%, 03/25/2038	558,201
	Prime Mortgage Trust
2,127,520	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	2,041,916
	Residential Accredit Loans, Inc.
2,139,674	Series 2006-QS10-A9 6.500%, 08/25/2036	1,824,599
1,265,492	Series 2006-QS14-A18 6.250%, 11/25/2036	1,071,534
1,080,539	Series 2006-QS17-A5 6.000%, 12/25/2036	900,219
1,039,936	Series 2006-QS2-1A4 5.500%, 02/25/2036	922,984
1,292,010	Series 2006-QS7-A3 6.000%, 06/25/2036	1,060,359
1,254,926	Series 2007-QS1-2A10 6.000%, 01/25/2037	1,017,768
1,904,950	Series 2007-QS3-A1 6.500%, 02/25/2037	1,584,627
4,524,854	Series 2007-QS6-A6 6.250%, 04/25/2037	3,856,764
1,034,837	Series 2007-QS8-A8 6.000%, 06/25/2037	872,893
3,105,247	Series 2007-QS9-A33 6.500%, 07/25/2037	2,736,524
	Residential Asset Securitization Trust
311,565	Series 2005-A8CB-A9 5.375%, 07/25/2035	281,386
544,731	Series 2006-A8-1A1 6.000%, 08/25/2036	496,544
394,168	Series 2007-A1-A8 6.000%, 03/25/2037	285,893
1,569,768	Series 2007-A2-1A2 6.000%, 04/25/2037	1,310,480
942,880	Series 2007-A5-2A5 6.000%, 05/25/2037	825,493
151,620	Series 2007-A6-1A3 6.000%, 06/25/2037	136,327
	Residential Funding Mortgage Securities I, Inc.
111,217	Series 2006-S1-1A3 5.750%, 01/25/2036	114,777
1,629,888	Series 2006-S4-A5 6.000%, 04/25/2036	1,549,988
	SCG Trust
200,000	Series 2013-SRP1-A 1.607%, 11/15/2026(c)(e)	199,081
385,000	Series 2013-SRP1-B 2.707%, 11/15/2026(c)(e)	385,275
700,000	Series 2013-SRP1-C 3.457%, 11/15/2026(c)(e)	702,813

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 100,000	Series 2013-SRP1-D 3.541%, 11/15/2026(c)(e)	$98,955
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(f)	5,780,145
	Stanwich Mortgage Loan Trust
233,398	Series 2011-5-A 5.280%, 09/15/2037(b)(c)(f)	97,637
1,163,334	Series 2012-2-A 1.891%, 03/15/2047(b)(c)(f)	520,791
47,117	Series 2012-5-A 0.000%, 03/15/2051(b)(c)(e)	26,057
	Structured Adjustable Rate Mortgage Loan Trust
316,658	Series 2004-12-7A3 2.737%, 09/25/2034(e)	316,443
342,210	Series 2004-16-2A 2.514%, 11/25/2034(e)	346,474
298,793	Series 2004-6-1A 2.362%, 06/25/2034(e)	292,751
92,329	Series 2005-14-A1 0.504%, 07/25/2035(e)	67,291
848,513	Series 2005-15-1A1 2.491%, 07/25/2035(e)	698,684
1,528,559	Series 2005-22-3A1 2.920%, 12/25/2035(e)	1,262,615
3,052,463	Series 2008-1-A2 2.532%, 10/25/2037(e)	2,624,926
	Structured Asset Securities Corp.
16,605,461	Series 2007-4-1A3 5.970%, 03/28/2045(c)(e)(l)	2,848,619
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
138,992	Series 2004-20-8A7 5.750%, 11/25/2034	145,692
	Structured Asset Securities Corp. Trust
101,793	Series 2005-1-7A7 5.500%, 02/25/2035	104,241
2,362,527	Series 2005-5-2A2 5.500%, 04/25/2035	2,336,035
	Sunset Mortgage Loan Co. LLC
1,423,042	Series 2014-NPL1-A 3.228%, 08/16/2044(c)(d)	1,420,314
	Washington Mutual Mortgage Pass-Through Certificates Trust
69,507	Series 2004-CB2-2A 5.500%, 07/25/2034	72,642
961,295	Series 2005-1-5A1 6.000%, 03/25/2035	994,968
769,598	Series 2005-AR10-1A3 2.499%, 09/25/2035(e)	747,541
946,490	Series 2005-AR7-A3 2.485%, 08/25/2035(f)	947,425
144,125	Series 2006-2-1A9 6.000%, 03/25/2036	135,268
1,271,238	Series 2006-5-1A5 6.000%, 07/25/2036	1,103,378
663,756	Series 2006-8-A6 4.733%, 10/25/2036(d)	441,281
585,614	Series 2006-AR19-2A 1.909%, 01/25/2047(e)	532,155
4,983,790	Series 2007-5-A3 7.000%, 06/25/2037	3,389,969

Principal Amount^		Value
$ 488,457	Series 2007-HY5-2A3 2.043%, 05/25/2037(e)	$426,230
	Wells Fargo Alternative Loan Trust
549,151	Series 2007-PA2-3A1 0.544%, 06/25/2037(e)	389,265
808,985	Series 2007-PA2-3A2 6.456%, 06/25/2037(e)(l)	198,761
	Wells Fargo Mortgage-Backed Securities Trust
43,789	Series 2003-J-1A9 2.739%, 10/25/2033(e)	44,143
275,064	Series 2003-M-A1 2.625%, 12/25/2033(e)	276,677
128,511	Series 2004-A-A1 2.654%, 02/25/2034(e)	128,927
108,972	Series 2004-O-A1 2.737%, 08/25/2034(e)	108,870
45,492	Series 2005-11-2A3 5.500%, 11/25/2035	47,475
69,046	Series 2005-12-1A2 5.500%, 11/25/2035	70,614
829,910	Series 2005-12-1A5 5.500%, 11/25/2035	848,471
225,040	Series 2005-16-A18 6.000%, 01/25/2036	231,110
169,665	Series 2005-17-1A1 5.500%, 01/25/2036	173,327
412,803	Series 2005-AR10-2A2 2.685%, 06/25/2035(e)	425,511
115,841	Series 2005-AR10-2A4 2.685%, 06/25/2035(e)	116,928
364,269	Series 2006-AR19-A1 5.586%, 12/25/2036(e)	353,263
1,435,319	Series 2006-AR2-2A5 2.651%, 03/25/2036(e)	1,381,791
1,260,306	Series 2007-3-1A4 6.000%, 04/25/2037	1,253,499

TOTAL MORTGAGE-BACKED SECURITIES (Cost $319,687,978)		344,241,173

Shares		Value
MUNICIPAL BONDS: 0.9%
Puerto Rico: 0.9%
11,000,000	Commonwealth of Puerto Rico 8.000%, 07/01/2035	8,277,500
	Puerto Rico Commonwealth Gov’t Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038	2,107,812
2,300,000	Series C 6.150%, 07/01/2028	718,750

TOTAL MUNICIPAL BONDS (Cost $12,384,359)		11,104,062

Contracts		Value
PURCHASED OPTIONS: 0.4%
COMMON STOCKS: 0.1%
	Abbvie, Inc. Call Option
130	Exercise Price $70.00 Expiration Date: January 2016	3,250
	ACE Ltd. Call Option
66	Exercise Price $110.00 Expiration Date: November 2015	5,445

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
88	Exercise Price $115.00 Expiration Date: November 2015	$3,520
	Allergan Plc Call Option
478	Exercise Price $325.00 Expiration Date: January 2016	236,610
	Altera Corp. Put Option
100	Exercise Price $45.00 Expiration Date: February 2016	23,000
	Applied Materials, Inc. Call Option
161	Exercise Price $22.00 Expiration Date: January 2016	242
	Avago Technologies Ltd. Call Option
38	Exercise Price $140.00 Expiration Date: October 2015	1,710
166	Exercise Price $120.00 Expiration Date: January 2016	249,830
	Axalta Coating Systems Ltd. Call Option
97	Exercise Price $30.00 Expiration Date: January 2016	6,547
162	Exercise Price $30.00 Expiration Date: October 2015	1,620
	Axalta Coating Systems Ltd. Put Option
302	Exercise Price $25.00 Expiration Date: October 2015	25,670
	Axis Capital Holdings Ltd. Put Option
150	Exercise Price $50.00 Expiration Date: December 2015	16,125
	B/E Aerospace, Inc. Call Option
170	Exercise Price $50.00 Expiration Date: January 2016	18,275
358	Exercise Price $55.00 Expiration Date: January 2016	11,635
	Bob Evans Farms, Inc. Call Option
447	Exercise Price $45.00 Expiration Date: December 2015	86,047
	Cablevision Systems Corp. Call Option
5	Exercise Price $32.00 Expiration Date: January 2016	838
	Catamaran Corp. Call Option
23	Exercise Price $62.50 Expiration Date: October 2015	69
	Catamaran Corp. Put Option
11	Exercise Price $57.50 Expiration Date: October 2015	55
	Centurylink, Inc. Call Option
61	Exercise Price $28.00 Expiration Date: October 2015	244
	Chubb Corp. (The) Put Option
238	Exercise Price $110.00 Expiration Date: October 2015	8,330
	Dish Network Corp. Call Option
44	Exercise Price $60.00 Expiration Date: December 2015	16,720
	Dish Network Corp. Put Option
69	Exercise Price $60.00 Expiration Date: December 2015	36,570
84	Exercise Price $55.00 Expiration Date: December 2015	24,360
	Dynegy, Inc. Call Option
163	Exercise Price $30.00 Expiration Date: December 2015	2,445
326	Exercise Price $30.00 Expiration Date: October 2015	3,260

Contracts		Value
COMMON STOCKS (CONTINUED)
	Frontier Communications Corp. Call Option
332	Exercise Price $6.00 Expiration Date: January 2016	$4,150
	Hewlett-Packard Co. Call Option
689	Exercise Price $30.00 Expiration Date: October 2015	1,378
	Kraft Heinz Foods Co. (The) Put Option
84	Exercise Price $75.00 Expiration Date: December 2015	52,920
	Macy’s, Inc. Call Option
152	Exercise Price $70.00 Expiration Date: January 2016	5,624
	MGM Resorts International Put Option
400	Exercise Price $19.00 Expiration Date: October 2015	44,000
	Monsanto Co. Call Option
161	Exercise Price $105.00 Expiration Date: October 2015	1,449
	NCR Corp. Call Option
81	Exercise Price $28.00 Expiration Date: October 2015	1,620
82	Exercise Price $25.00 Expiration Date: January 2016	12,710
	Precision Castparts Corp. Put Option
1	Exercise Price $210.00 Expiration Date: December 2015	148
	Receptos, Inc. Put Option
19	Exercise Price $185.00 Expiration Date: December 2015	95
19	Exercise Price $180.00 Expiration Date: December 2015	95
92	Exercise Price $190.00 Expiration Date: December 2015	460
	SPX Corp. Call Option
127	Exercise Price $60.00 Expiration Date: October 2015	3,175
	Staples, Inc. Call Option
836	Exercise Price $16.00 Expiration Date: March 2016	47,652
	Starwood Hotels & Resorts Worldwide, Inc. Call Option
107	Exercise Price $75.00 Expiration Date: October 2015	3,638
	Transocean Ltd. Put Option
700	Exercise Price $10.00 Expiration Date: January 2017	206,500
	Visteon Corp. Put Option
122	Exercise Price $90.00 Expiration Date: December 2015	17,080
	VMware, Inc. Call Option
39	Exercise Price $95.00 Expiration Date: October 2015	585
91	Exercise Price $100.00 Expiration Date: October 2015	455
151	Exercise Price $85.00 Expiration Date: January 2016	45,300
153	Exercise Price $85.00 Expiration Date: October 2015	7,650
	Williams Cos., Inc. (The) Call Option
100	Exercise Price $45.00 Expiration Date: October 2015	1,100
532	Exercise Price $60.00 Expiration Date: November 2015	4,788

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
	Williams Partners L.P. Put Option
24	Exercise Price $30.00 Expiration Date: December 2015	$5,400
	XPO Logistics, Inc Put Option
122	Exercise Price $30.00 Expiration Date: October 2015	81,130

		1,331,519

Notional Amount		Value
CURRENCY OPTIONS: 0.1%
	USD Call / KRW Put Call Option
12,350,000	Exercise Price $1,113.00 Expiration Date: November 2015	791,153
	USD Call / TWD Put Call Option
10,400,000	Exercise Price $31.10 Expiration Date: January 2016	657,852
	USD Put / CNH Call Put Option
13,650,000	Exercise Price $6.21 Expiration Date: January 2016	20,270
	USD PUT / JPY CALL Put Option
10,720,000	Exercise Price $117.00 Expiration Date: December 2015	122,562

		1,591,837

Contracts		Value
EXCHANGE TRADED FUNDS: 0.1%
	iShares Russell 2000 ETF Put Option
2,853	Exercise Price $112.00 Expiration Date: October 2015	1,047,051

INTEREST RATE SWAPTIONS: 0.1%
	Call - OTC - 1 Year Swap for the obligation to pay a fixed rate of 4.890% versus the 3 month LIBOR Call Option
325,000,000	Exercise Price $4.89 Expiration Date: August 2016	99,144
	Call - OTC - 1 Year Swap for the obligation to pay a fixed rate of 4.910% versus the 3 month LIBOR Call Option
295,000,000	Exercise Price $4.91 Expiration Date: September 2016	89,814
	Put - OTC - 10 Year Swap for the obligation to pay a fixed rate of 2.570% versus the 3 month LIBOR Put Option
27,300,000	Exercise Price $2.57 Expiration Date: September 2016	513,781
	Put MXN 1 Year Put Option
234,000,000	Exercise Price $4.26 Expiration Date: October 2015	42,594

		745,333

TOTAL PURCHASED OPTIONS (Cost $4,220,585)		4,715,740

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 10.1%
TREASURY BILLS: 0.1%
	United States Treasury Bill
300,000	0.151%, 01/14/2016(a)	299,870

Principal Amount^		Value
TREASURY BILLS (CONTINUED)
$ 1,400,000	0.132%, 01/14/2016(a)	$1,399,469
TOTAL TREASURY BILLS (Cost $1,699,339)		1,699,339

REPURCHASE AGREEMENTS: 10.0%
$126,699,000	FICC, 0.000%, 9/30/15, due 10/01/2015 [collateral: par value $128,395,000, Federal Home Loan Bank, 1.000%, due 06/21/2017; Federal Home Loan Mortgage Corp., 1.000%, due 09/27/2017; Federal Home Loan Mortgage Corp., 2.120%, due 06/02/2021; U.S. Treasury Note, 0.625%, due 09/30/2017; U.S. Treasury Note, 2.750%, due 05/31/2017;value $130,888,657] (proceeds $126,699,000)	$126,699,000

TOTAL REPURCHASE AGREEMENTS (Cost $126,699,000)		126,699,000

TOTAL SHORT-TERM INVESTMENTS (Cost $128,398,339)		128,398,339

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,259,732,028): 98.5%		1,250,530,540

Other Assets in Excess of Liabilities: 1.5%		19,535,473

NET ASSETS: 100.0%		$1,270,066,013

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
GDR	Global Depository Receipt.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
MLP	Master Limited Partnership.
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $89,766,586 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Illiquid securities at September 30, 2015, at which time the aggregate value of these illiquid securities is $8,220,981 or 0.7% of net assets.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2015.
(e)	Floating Interest Rate.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2015.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to thesettlement date, including coupon rate.
(h)	Perpetual Call.
(i)	Security is currently in default and/or non-income producing.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Principal Only security.
(l)	Interest Only security. Security with a notional or nominal principal amount.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
MXN	Mexican peso
THB	Thai baht
USD	U.S. Dollar
ZAR	South African rand

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$1,259,732,028

Gross unrealized appreciation	52,297,732
Gross unrealized depreciation	(61,499,220)

Net unrealized depreciation	$(9,201,488)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: (6.6)%
(60,898)	ACE Ltd.	$(6,296,853)
(43,450)	Alibaba Group Holding Ltd. ADR*	(2,562,247)
(16,644)	Alliance Resource Partners L.P.	(370,496)
(2,339)	Altera Corp.	(117,137)
(65,594)	Altice N.V. Class A*	(1,370,970)
(23,764)	Apache Corp.	(930,598)
(15,704)	Autoliv, Inc.	(1,711,893)
(13,029)	Avago Technologies Ltd.	(1,628,755)
(21,400)	B&G Foods, Inc.	(780,030)
(6,137)	Baker Hughes, Inc.	(319,370)
(1,975)	Boeing Co. (The)	(258,626)
(4,104)	BorgWarner, Inc.	(170,685)
(16,909)	Calpine Corp.*	(246,871)
(29,910)	Canadian Imperial Bank of Commerce	(2,140,846)
(36,192)	Caterpillar, Inc.	(2,365,509)
(8,021)	Centene Corp.*	(434,979)
(59,533)	CenturyLink, Inc.	(1,495,469)
(18,640)	Charter Communications, Inc. Class A*	(3,277,844)
(26,495)	Check Point Software Technologies Ltd.*	(2,101,848)
(17,505)	Chevron Corp.	(1,380,794)
(11,922)	Colfax Corp.*	(356,587)
(23,252)	Comcast Corp. Class A	(1,330,945)
(21,442)	Cummins, Inc.	(2,328,172)
(2,327)	Delphi Automotive Plc	(176,945)
(7,726)	Dover Corp.	(441,773)
(9,666)	Enerflex Ltd.	(95,177)
(55,682)	Energy Transfer Equity L.P.	(1,158,742)
(4,232)	Exelon Corp.	(125,690)
(9,449)	Exterran Partners L.P.	(155,247)
(54,766)	Fastenal Co.	(2,004,983)
(505,796)	First Quantum Minerals Ltd.	(1,846,398)
(9,110)	Flowserve Corp.	(374,785)
(3,805)	General Dynamics Corp.	(524,900)
(1,531,135)	Glencore Plc	(2,118,612)
(3,535)	Gray Television, Inc.*	(45,107)
(100)	H. Lundbeck A/S	(5)
(2,129)	Harman International Industries, Inc.	(204,363)
(2,425)	Hexcel Corp.	(108,786)
(84,130)	Infosys Ltd. ADR	(1,606,042)
(17,029)	Intel Corp.	(513,254)
(12,193)	International Business Machines Corp.	(1,767,619)
(12,326)	ITT Corp.	(412,058)
(26,769)	Kohl’s Corp.	(1,239,672)
(4,753)	L-3 Communications Holdings, Inc.	(496,784)
(2,903)	Lockheed Martin Corp.	(601,821)
(48,074)	LyondellBasell Industries N.V. Class A	(4,007,449)
(111,164)	MGM China Holdings Ltd.	(128,660)
(27,576)	Molson Coors Brewing Co. Class B	(2,289,360)
(49,984)	Murphy Oil Corp.	(1,209,613)
(6,033)	New Media Investment Group, Inc.	(93,270)

Shares		Value
(14,733)	New York Times Co. (The) Class A	$(173,997)
(166,484)	Newcrest Mining Ltd.*	(1,484,060)
(5,132)	Nexstar Broadcasting Group, Inc. Class A	(243,000)
(6,459)	NRG Energy, Inc.	(95,916)
(36,739)	PayPal Holdings, Inc.*	(1,140,379)
(8,431)	Peabody Energy Corp.	(11,635)
(5,400)	Pennsylvania Real Estate Investment Trust	(107,082)
(7,011)	Pentair Plc	(357,842)
(2,000)	Pitney Bowes, Inc.	(39,700)
(1,930)	PPG Industries, Inc.	(169,242)
(5,641)	Raytheon Co.	(616,336)
(7,056)	Rockwell Collins, Inc.	(577,463)
(26,857)	Royal Dutch Shell Plc Class A, ADR	(1,272,753)
(14,553)	RPC, Inc.	(128,794)
(4,829)	RPM International, Inc.	(202,287)
(40,490)	Schlumberger Ltd.	(2,792,595)
(10,076)	Seagate Technology Plc	(451,405)
(1,963)	Sinclair Broadcast Group, Inc. Class A	(49,703)
(2,380)	Spirit AeroSystems Holdings, Inc. Class A*	(115,049)
(8,592)	STERIS Corp.	(558,222)
(2,641)	Superior Energy Services, Inc.	(33,356)
(6,556)	Swatch Group AG (The)	(2,421,812)
(9,619)	T-Mobile US, Inc.*	(382,932)
(12,924)	Talen Energy Corp.*	(130,532)
(17,618)	Target Corp.	(1,385,832)
(2,281)	TEGNA, Inc.	(51,072)
(356,000)	Tencent Holdings Ltd.	(5,948,492)
(544)	TransDigm Group, Inc.*	(115,551)
(1,529)	Triumph Group, Inc.	(64,340)
(2,320)	Valspar Corp. (The)	(166,762)
(15,433)	Varian Medical Systems, Inc.*	(1,138,647)
(826)	VMware, Inc. Class A*	(65,081)
(3,172)	WESCO International, Inc.*	(147,403)
(50,200)	Williams Cos., Inc. (The)	(1,849,870)
(19,394)	Workday, Inc. Class A*	(1,335,471)
(1,000)	WW Grainger, Inc.	(215,010)
(2,569)	Wynn Resorts Ltd.	(136,465)
(45,454)	Xerox Corp.	(442,267)
(70,700)	Yahoo Japan Corp.	(267,939)

TOTAL COMMON STOCKS (Proceeds $100,439,240)		(84,610,933)

EXCHANGE-TRADED FUNDS: (1.8)%
(4,339)	Alerian MLP ETF	(54,151)
(8,828)	Consumer Staples Select Sector SPDR Fund	(416,593)
(8,177)	Health Care Select Sector SPDR Fund	(541,563)
(11,789)	Industrial Select Sector SPDR Fund	(588,153)
(99,153)	iShares MSCI Brazil Capped ETF	(2,176,408)
(121,278)	iShares MSCI Emerging Markets ETF	(3,975,493)
(16,429)	iShares Nasdaq Biotechnology ETF	(4,983,409)
(4,059)	iShares Russell 2000 Growth ETF	(543,784)
(4,191)	iShares Russell 2000 Value ETF	(377,609)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS (CONTINUED)
(14,868)	Market Vectors Semiconductor ETF	$(741,616)
(661)	SPDR S&P 500 ETF Trust	(126,667)
(46,675)	SPDR S&P Retail ETF	(2,073,304)
(63,571)	Technology Select Sector SPDR Fund	(2,511,055)
(44,776)	Utilities Select Sector SPDR Fund	(1,938,353)
(21,482)	Vanguard REIT ETF	(1,622,750)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $23,940,277)		(22,670,908)

Principal Amount^		Value
CORPORATE BONDS: (0.2)%
	AT&T, Inc.
(990,000)	3.900%, 03/11/2024	(1,008,524)
	Ensco Plc
(709,000)	4.700%, 03/15/2021	(597,736)
	Kraft Foods Group, Inc.
(393,000)	3.500%, 06/06/2022	(401,549)
	National Oilwell Varco, Inc.
(605,000)	2.600%, 12/01/2022	(560,074)

TOTAL CORPORATE BONDS (Proceeds $2,736,897)		(2,567,883)

TOTAL SECURITIES SOLD SHORT (Proceeds $127,116,414)		(109,849,724)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2015 (Unaudited)

				Unrealized
	Number of Contracts		Expiration	Appreciation
Description	Purchased / (Sold)	Notional Value	Date	(Depreciation)
Eurodollars 3 Month	(267)	$(65,785,462)	12/2017	$(293,179)
Eurodollars 3 Month	(279)	(69,090,863)	12/2016	(262,827)

	(546)	$(134,876,325)		$(556,006)

SCHEDULE OF SWAPS at September 30, 2015 (Unaudited)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional	Maturity	Payment	Payment	Unrealized
Counterparty	Amount (1)	Date	Received	Made	Gain (Loss)*
Bank of America N.A.	2,000,000	5/08/2025	3 month JIBAR	7.950%	$4,075
Barclays Bank plc	72,000,000	5/05/2025	3 month JIBAR	7.950	144,261

					$148,336

*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their market value. (1) Notional amounts are denominated in foreign currency.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS(1)(2)(3)

			Implied
			Credit			Upfront
			Spread at			Premiums	Unrealized
	Maturity	Fixed Deal	September	Notional		Paid/	Appreciation /
Description	Date	(Pay) Rate	30, 2015	Amount (4)	Fair Value	(Received)	(Depreciation)
Markit CDX Emerging Markets Index (Sell Protection)	12/20/2020	5.000%	3.326%	$3,000,000	$(3,432)	$(9,600)	$6,168
Markit CDX Emerging Markets Index (Sell Protection)	12/20/2020	5.000%	3.326	3,000,000	(3,432)	(8,100)	4,668

					$(6,864)	$(17,700)	$10,836

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the Market CDX Emerging Markets Index.
(4)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Implied
				Credit			Upfront
				Spread at			Premiums	Unrealized
	Maturity		Fixed Deal	September	Notional		Paid/	Appreciation /
Description	Date	Counterparty	(Pay) Rate	30, 2015	Amount (1)	Fair Value	(Received)	(Depreciation)
Markit CDX Emerging Markets Index
(Buy Protection)	12/20/2020	Deutsche Bank	(1.000%)	3.326%	$(5,900,000)	$761,609	$799,450	$(37,841)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

Markit CDX Emerging Markets Index
(Buy Protection)	12/20/2020	Barclays Bank plc	(1.000%)	3.326	(6,785,000)	875,850	922,760	(46,910)
Republic of Turkey 11.875%, 01/15/2030
(Buy Protection)	9/20/2020	Barclays Bank plc	(1.000%)	2.609	(1,550,000)	143,144	126,111	17,033

						$1,780,603	$1,848,321	$(67,718)

(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

				Floating
	Maturity			Rate	Notional	Unrealized
Description	Date	Counterparty	Fixed Rate	Index	Amount (1)	Apreciation*
Hellermanntyton Group PLC GBP	5/7/2016	Goldman Sachs International	1-Month GBP-LIBOR-BBA	4.500%	$(2,952,244)	$—
MTN Group LTD USD	3/2/2017	Morgan Stanley Capital Services, Inc.	FED Effective-1D	1.300%	1,264,310	337,794
Repsol SA USD	9/20/2017	Morgan Stanley Capital Services, Inc.	FED Effective-1D	0.500%	1,367,684	126,864
Sabmiller PLC GBP	5/7/2016	Goldman Sachs International	1-Month GBP- LIBOR-BBA	4.500%	(703,565)	—

						$464,658

*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their market value.
(1)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS AT September 30, 2015 (Unaudited)

Contracts		Value
	ACE Ltd. Put Option
(10)	Exercise Price $100.00 Expiration Date: November 2015	$(2,150)
	Allergan Plc Call Option
(478)	Exercise Price $340.00 Expiration Date: January 2016	(143,400)
	Atmel Corp. Call Option
(793)	Exercise Price $8.00 Expiration Date: November 2015	(36,478)
	Atmel Corp. Put Option
(397)	Exercise Price $8.00 Expiration Date: November 2015	(16,873)
	Avago Technologies Ltd. Call Option
(166)	Exercise Price $130.00 Expiration Date: January 2016	(159,360)
	Avago Technologies Ltd. Put Option
(38)	Exercise Price $125.00 Expiration Date: October 2015	(17,632)
	Axalta Coating Systems Ltd. Call Option
(76)	Exercise Price $30.00 Expiration Date: October 2015	(760)
	Bob Evans Farms, Inc. Call Option
(447)	Exercise Price $55.00 Expiration Date: December 2015	(14,527)
	Dish Network Corp. Call Option
(44)	Exercise Price $65.00 Expiration Date: December 2015	(9,460)
	Dish Network Corp. Put Option
(69)	Exercise Price $60.00 Expiration Date: December 2015	(36,570)
(44)	Exercise Price $55.00 Expiration Date: October 2015	(4,400)
	EMC Corp. Put Option
(53)	Exercise Price $25.00 Expiration Date: October 2015	(6,784)
	Energy Transfer Equity L.P. Call Option
(35)	Exercise Price $20.00 Expiration Date: October 2015	(5,250)
(35)	Exercise Price $22.50 Expiration Date: October 2015	(1,575)
	Frontier Communications Corp. Put Option
(332)	Exercise Price $5.00 Expiration Date: October 2015	(11,620)
	Hewlett-Packard Co. Put Option
(115)	Exercise Price $25.00 Expiration Date: October 2015	(6,210)
	Macy’s, Inc. Call Option
(152)	Exercise Price $75.00 Expiration Date: January 2016	(3,952)
	Molson Coors Brewing Co. Call Option
(5)	Exercise Price $95.00 Expiration Date: November 2015	(575)
	Monsanto Co. Call Option
(161)	Exercise Price $110.00 Expiration Date: October 2015	(2,334)
	Schlumberger Ltd. Call Option
(93)	Exercise Price $74.00 Expiration Date: October 2015	(2,790)

Contracts		Value
Common Stocks (continued)
	SPX Corp. Put Option
(127)%	Exercise Price $50.00 Expiration Date: October 2015	$(60,325)
	Staples, Inc. Call Option
(103)	Exercise Price $22.00 Expiration Date: January 2016	(1,030)
	Starwood Hotels & Resorts Worldwide, Inc. Call Option
(107)	Exercise Price $80.00 Expiration Date: October 2015	(1,926)
	T-Mobile US, Inc. Put Option
(24)	Exercise Price $38.50 Expiration Date: October 2015	(2,016)
	VMware, Inc. Call Option
(151)	Exercise Price $95.00 Expiration Date: January 2016	(15,402)
(153)	Exercise Price $90.00 Expiration Date: October 2015	(3,825)
	Williams Cos., Inc. (The) Put Option
(100)	Exercise Price $38.00 Expiration Date: October 2015	(24,950)

		(592,174)

Notional Amount
Currency Options: (0.0%)
	USD Call/ KRW Put Call Option
(12,350,000)	Exercise Price $1,150.00 Expiration Date: November 2015	(461,606)

Interest Rate Swaptions: (0.0%)
	Call - OTC - 10 Year Swap for the obligation to pay a fixed rate of 3.070% versus the 3 month LIBOR Call Option
(27,300,000)	Exercise Price $3.07 Expiration Date: September 2016	(199,749)

Total Written Options (premiums $1,266,982)		$(1,253,529)

The premium amount and the number of option contracts written during the period ended September 30, 2015, were as follows:

	Alternative Strategies Fund
	Premium	Number of
	Amount	Contracts
Options outstanding at December 31, 2014	$165,331	12,202,914
Options Written	6,095,682	334,713,017
Options Closed	(2,671,641)	(295,033,380)
Options Exercised	(277,366)	(1,688)
Options Expired	(2,045,024)	(12,226,555)

Options outstanding at September 30, 2015	$1,266,982	39,654,308

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2015 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

						Asset	Liability
			U.S. $ Value at		U.S. $ Value at	Derivatives	Derivatives
	Settlement	Fund	September 30,	Fund	September 30,	Unrealized	Unrealized
Counterparty	Date	Receiving	2015	Delivering	2015	Appreciation	Depreciation
Bank of America N.A.	10/6/2015	AUD	$4,456,050	CAD	$4,605,956	$—	$(149,906)
	10/6/2015	CAD	4,380,959	AUD	4,456,050	—	(75,091)
	10/8/2015	USD	1,202,177	BRL	1,146,785	55,392	—
	10/21/2015	EUR	6,364,162	CAD	6,358,984	5,178	—
	10/28/2015	USD	6,026,889	BRL	6,184,369	—	(157,480)
	10/30/2015	CLP	4,510,572	USD	4,453,556	57,016	—
	10/30/2015	HUF	6,502,412	USD	6,499,288	3,124	—
	10/30/2015	MXN	3,777,983	USD	3,760,702	17,281	—
	10/30/2015	USD	6,840,479	EUR	6,811,731	28,748	—
	9/19/2016	USD	7,580,352	CNY	7,724,281	—	(143,929)
Citibank N.A.	11/6/2015	GBP	6,089,923	CHF	6,258,161	—	(168,238)
Credit Suisse International	10/21/2015	USD	2,182,942	COP	2,129,649	53,293	—
	10/28/2015	USD	3,455,768	EUR	3,423,625	32,143	—
	10/28/2015	USD	51,448	MXN	52,499	—	(1,051)
	10/28/2015	USD	5,945,467	ZAR	6,038,535	—	(93,068)
	10/30/2015	COP	4,662,853	USD	4,559,848	103,005	—
Deutsche Bank	10/21/2015	USD	2,716,154	EUR	2,677,414	38,740	—
	10/21/2015	USD	242,052	EUR	240,052	2,000	—
	10/21/2015	USD	312,200	EUR	312,626	—	(426)
Goldman Sachs & Co.	12/15/2015	AUD	210	USD	213	—	(3)
	12/15/2015	CAD	10,672	USD	10,725	—	(53)
	12/15/2015	CAD	4,104	USD	4,169	—	(65)
	12/15/2015	CAD	7,313	USD	7,424	—	(111)
	12/15/2015	CAD	6,044	USD	6,157	—	(113)
	12/15/2015	CAD	9,104	USD	9,255	—	(151)
	12/15/2015	EUR	223,965	USD	225,534	—	(1,569)
	12/15/2015	GBP	86,879	USD	88,308	—	(1,429)
	12/15/2015	GBP	93,678	USD	96,071	—	(2,393)
	12/15/2015	HKD	2,452	USD	2,452	—	—
	12/15/2015	HKD	182,942	USD	182,987	—	(45)
	12/15/2015	USD	4,327	AUD	4,300	27	—
	12/15/2015	USD	630	AUD	629	1	—
	12/15/2015	USD	398,205	CAD	393,812	4,393	—
	12/15/2015	USD	9,207	CAD	9,105	102	—
	12/15/2015	USD	37,710	CAD	37,612	98	—
	12/15/2015	USD	4,755	CAD	4,702	53	—
	12/15/2015	USD	5,194	CAD	5,149	45	—
	12/15/2015	USD	5,173	CAD	5,149	24	—
	12/15/2015	USD	28,800	CAD	28,881	—	(81)
	12/15/2015	USD	9,092,640	EUR	9,028,329	64,311	—
	12/15/2015	USD	187,176	EUR	184,626	2,550	—
	12/15/2015	USD	122,008	EUR	121,258	750	—
	12/15/2015	USD	214,093	EUR	213,459	634	—
	12/15/2015	USD	119,545	EUR	118,911	634	—
	12/15/2015	USD	4,000,500	GBP	3,944,445	56,055	—
	12/15/2015	USD	2,114,683	GBP	2,069,377	45,306	—
	12/15/2015	USD	507,923	GBP	495,284	12,639	—
	12/15/2015	USD	425,987	GBP	417,471	8,516	—
	12/15/2015	USD	141,515	GBP	138,704	2,811	—
	12/15/2015	USD	8,025	HKD	8,025	—	—
	12/15/2015	USD	12,335	HKD	12,335	—	—
	12/15/2015	USD	1,716	HKD	1,716	—	—
	12/15/2015	USD	2,013	HKD	2,013	—	—
	12/15/2015	USD	1,729	HKD	1,729	—	—
	12/15/2015	USD	4,903	HKD	4,903	—	—
	12/15/2015	USD	4,051	HKD	4,051	—	—
	12/15/2015	USD	4,309	HKD	4,309	—	—
	12/15/2015	USD	13,044	HKD	13,044	—	—
	12/15/2015	USD	4,618	HKD	4,619	—	(1)
Morgan Stanley & Co.	10/21/2015	USD	136,460	MXN	133,693	2,767	—

			$95,541,479		$95,739,046	$597,636	$(795,203)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Investment Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial futures contracts. Each Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Credit default swaps. Each Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where each Fund is selling protection, the notional amount approximates the maximum loss.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows.

A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each

Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2015, there were no restricted securities held in the Funds.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2015. These assets and liabilities are measured on a recurring basis.

Equity Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$312,789,354	$—	$—	$312,789,354

Total Equity	312,789,354	—	—	312,789,354

Short-Term Investments
Repurchase Agreements	—	13,687,000	—	13,687,000

Total Investments in Securities in Assets	$312,789,354	$13,687,000	$—	$326,476,354

(a)	See Fund’s Schedule of Investments for sector allocations.

There were no transfers between any levels in the Fund as of September 30, 2015.

	Level 1 -
	Quoted prices
	in	Level 2 -
	active markets	Significant	Level 3 -
International Fund	for	other	Significant
	identical	observable	unobservable
Description	assets	inputs	inputs	Total
Equity
Common Stocks
Australia	$—	$52,600,070	$—	$52,600,070
Belgium	—	15,492,725	—	15,492,725
Brazil	11,820,501	—	—	11,820,501
Canada	50,239,815	—	—	50,239,815
Denmark	—	57,561,737	—	57,561,737
Finland	—	43,438,533	—	43,438,533
France	—	189,169,601	—	189,169,601
Germany	—	93,882,154	—	93,882,154
Ireland	31,323,113	—	—	31,323,113
Japan	—	115,027,428	—	115,027,428
Netherlands	—	24,855,725	—	24,855,725
Philippines	—	11,558,462	—	11,558,462
South Korea	—	27,052,527	—	27,052,527
Spain	—	78,472,186	—	78,472,186
Switzerland	—	112,552,888	—	112,552,888
United Kingdom	57,380,610	193,172,261	—	250,552,871
United States	19,684,825	—	—	19,684,825

Total Equity	170,448,864	1,014,836,297	—	1,185,285,161

Short-Term Investments
United States	—	129,266,000	—	129,266,000

Total Short-Term Investments	—	129,266,000	—	129,266,000

Total Investments in Securities	$170,448,864	$1,144,102,297	$—	$1,314,551,161

Other Financial Instruments*
	1,128,266	—	—	1,128,266

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Transfer to Level 1 from Level 2 in the amount of $24,659,641 in the International Fund. The securities were transferred because we were able to utilize prices from an approved price source in accordance with the fund’s valuation policies.

Smaller Companies Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks	$46,392,792	$—	$—	$46,392,792

Total Equity	46,392,792	—	—	46,392,792

Short-Term Investments
Repurchase Agreements	—	1,977,000	—	1,977,000

Total Investments in Securities in Assets	$46,392,792	$1,977,000	$—	$48,369,792

(b)	See Fund’s Schedule of Investments for sector allocations.

There were no transfers between any levels in the Fund as of September 30, 2015.

Alternative Strategies Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$414,350,417	$—	$1,398,099	**	$415,748,516
Exchange-Traded Funds	504,746	—	—		504,746
Limited Partnerships	—	—	1,356,044	**	1,356,044
Preferred Stocks	5,909,439	—	1,700,000	**	7,609,439

Total Equity	420,764,602	—	4,454,143	**	425,218,745

Rights/Warrants	—	7,475,472	—		7,475,472
Short-Term Investments
Treasury Bills	—	1,699,339	—		1,699,339
Repurchase Agreements	—	126,699,000	—		126,699,000

Total Short-Term Investments	—	128,398,339	—		128,398,339

Fixed Income
Asset-Backed Securities	—	40,303,247	3,778,011	**	44,081,258
Bank Loans	—	31,414,344	—		31,414,344
Convertible Bonds	—	18,204,098	—		18,204,098
Corporate Bonds	—	209,540,762	2,480,288	**	212,021,050
Government Securities & Agency Issue	—	23,656,259	—		23,656,259
Mortgage-Backed Securities	—	343,899,439	341,734	(1)	344,241,173
Municipal Bonds	—	11,104,062	—		11,104,062

Total Fixed Income	—	678,122,211	6,600,033	**	684,722,244

Purchased Options	2,378,570	2,337,170	—		4,715,740

Total Investments in Securities in Assets	$423,143,172	$816,333,192	$11,054,176	**	$1,250,530,540

Short Sales
Common Stocks	(84,610,928)	—	(5	)**	(84,610,933)
Exchange-Traded Funds	(22,670,908)	—	—		(22,670,908)
Corporate Bonds	—	(2,567,883)	—		(2,567,883)

Total Short Sales	(107,281,836)	(2,567,883)	(5	)**	(109,849,724)

Total Investments in Securities in Liabililities	$(107,281,836)	$(2,567,883)	$(5	)**	$(109,849,724)
Other Financial Instruments*
Forwards Foreign Currency Exchange Contracts	$(197,567)	—	—		$(197,567)
Futures	(556,006)	—	—		(556,006)
Swaps - Interest Rate	—	148,336	—		148,336
Swaps - Credit Default	—	(56,882)	—		(56,882)
Swaps - Total Return	—	464,658	—		464,658
Written Options	(592,174)	(661,355)	—		(1,253,529)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

Transfer from Level 2 to Level 3 in the amount of $87,835 in the Alternative Strategies Fund was due to holding an odd lot of the non-agency RMBs.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Asset-backed securities investment risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	Distressed Companies Risk. The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Strategy Management Risk. This is the risk that the Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the Fund’s assets. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

•	Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

•	Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 24, 2015

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date November 24, 2015